Registration No. 33-59474

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549
                                    --------

                        POST-EFFECTIVE AMENDMENT NO. 11 TO

                                    FORM N-1A

                             REGISTRATION STATEMENT

                                      under

                           THE SECURITIES ACT OF 1933

                                       and

                             REGISTRATION STATEMENT

                                      under

                       THE INVESTMENT COMPANY ACT OF 1940
                                    --------

                      PRINCIPAL SPECIAL MARKETS FUND, INC.
               (Exact name of Registrant as specified in Charter)

                          The Principal Financial Group
                             Des Moines, Iowa 50392
                    (Address of principal executive offices)
                                    --------

                         Telephone Number (515) 248-3842
                                    --------

MICHAEL D. ROUGHTON                      Copy to:
The Principal Financial Group            JOHN W. BLOUCH, L.L.P.
Des Moines, Iowa  50392                  Jones & Blouch
                                         Suite 405 West
                                         1025 Thomas Jefferson Street, N.W.
                                         Washington, DC  20007-0805

                     (Name and address of agent for service)
                                   ----------

It is proposed that this filing will become effective (check appropriate box)
              immediately upon filing pursuant to paragraph (b)of Rule 485
         X    on April 3, 2000, pursuant to paragraph (b) of Rule 485
              60 days after filing pursuant to paragraph (a)(1) of Rule 485 on (date), pursuant to paragraph (a)(1) of Rule 485
              75 days after filing pursuant to paragraph (a)(2) of Rule 485 on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
              This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
                                   ----------


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<TITLE>
PRINICPAL SPECIAL MARKETS FUND, INC. PROPSECTUS
</TITLE>
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<BODY>

<H1 ALIGN=CENTER>PRINCIPAL SPECIAL MARKETS FUND, INC.</H1>

<H1 ALIGN=CENTER>PORTFOLIOS OF THE FUND</H1>


<H1 ALIGN=CENTER>International Emerging Markets Portfolio<BR>
International Securities Portfolio<BR>
International SmallCap Portfolio<BR>
Mortgage-Backed Securities Portfolio</H1>







This Prospectus describes a mutual fund organized by Principal
Life Insurance Company. The Fund provides a choice of investment objectives through International Growth-Oriented Portfolios and an Income-Oriented
Portfolio.

<H1 ALIGN=CENTER>The date of this Prospectus is April 3, 2000.</H1>













Neither the Securities and Exchange Commission nor any State
Securities Commission has approved or disapproved of these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

<H1 ALIGN=CENTER>TABLE OF CONTENTS</H1>

<PRE>
     Fund Description........................................................3

     International Growth-Oriented Portfolios

         International Emerging Markets Portfolio............................4

         International Securities Portfolio..................................6

         International SmallCap Portfolio....................................8

     Income-Oriented Portfolio

         Mortgage-Backed Securities Portfolio...............................10

     The Costs of Investing.................................................12

     Certain Investment Strategies and Related Risks........................12

     Management, Organization and Capital Structure.........................15

     Management Discussion of Fund Performance..............................16

     Pricing of Fund Shares.................................................20

     Dividend and Distributions.............................................20

     To Buy Shares..........................................................21

     Offering Price of Shares ..............................................22

     To Sell Shares.........................................................22

     General Information about a Fund Account...............................24

     Financial Highlights...................................................26
</PRE>

<H2 ALIGN=LEFT>FUND DESCRIPTION</H2>

The Principal Special Markets Fund, Inc. (the "Fund") is a no-load, open-end management investment company. It consists of four Portfolios: International
Emerging Markets Portfolio,  International  Securities Portfolio,  International
SmallCap Portfolio and Mortgage-Backed Securities Portfolio.

In the description for each Portfolio, you will find important information about the Portfolio’s:

<H2 ALIGN=LEFT>Primary investment strategy</H2>

This section summarizes how the Portfolio intends to achieve its investment objective. It identifies the Portfolio’s primary investment strategy including the type or types of securities in which the Portfolio invests.

<H2 ALIGN=LEFT>Annual operating expenses</H2>

The annual operating expenses for each Portfolio are deducted from its assets (stated as a percentage of the Portfolio’s assets) and are shown as of the end of the most recent fiscal year. The examples are intended to help you compare the cost of investing in a particular Portfolio with the cost of investing in other mutual funds. The examples assume you invest $10,000 in a Portfolio for the time period indicated. The examples also assume that your investment had a 5% return each year and that the Portfolio’s operating expenses are the same as the most recent fiscal year expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be as shown.

<H2 ALIGN=LEFT>Day-to-day Portfolio management</H2>

The investment  professionals who manage the assets of each Portfolio are listed with each Portfolio.  Backed by their staffs of experienced securities analysts, they provide the Portfolios with professional investment management.

Principal Management Corporation serves as the manager for the
Fund. It has signed a contract with Invista Capital Management LLC
(“Invista”). Under the contract, Invista provides investment advisory services for the Portfolios (see Management, Organization and Capital
Structure).

<H2 ALIGN=LEFT>Portfolio Performance</H2>

Included in each Portfolio's description is a set of tables and a bar chart. Together, these provide an indication of the risks involved when you invest.

The bar chart is included to provide you with an indication of the risks involved when you invest. The chart shows changes in the Portfolio's performance from year to year. One of the tables compares the Portfolio's average annual returns with:
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<TD WIDTH=5%>•</TD>
<TD WIDTH=95%>
a broad-based securities market index (An index measures the market price of a specific group of securities in particular securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.); and</TD>
</TR>

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<TR VALIGN=TOP>
<TD WIDTH=5%>•</TD>
<TD WIDTH=95%>
an average of mutual funds with a similar  investment  objective and  management
style.  The  averages  used  are  prepared  by  Lipper,   Inc.,  an  independent
statistical service.</TD>
</TR>

<BR>

The other table provides the highest and lowest quarterly rate of return for the Portfolio's shares over the life of the Portfolio.

A Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

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<TD WIDTH=5%> </TD>
<TD WIDTH=5%>NOTE:</TD>
<TD WIDTH=90%>
Investments in these Portfolios are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.</TD>
</TR>

<BR>

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<TR VALIGN=TOP>
<TD WIDTH=10%> </TD>
<TD WIDTH=90%>
No
salesperson, dealer or other person is authorized to give information or to make representations about a Portfolio or the Fund other than those contained in this Prospectus. Information or representations from unauthorized parties may not be relied upon as having been made by a Portfolio, the Fund, the Manager or the Sub-Advisor.</TD>
</TR>

<BR>

<H2 ALIGN=LEFT>INTERNATIONAL GROWTH-ORIENTED PORTFOLIO</H2>

<H2 ALIGN=LEFT>International Emerging Markets Portfolio</H2>

<H2 ALIGN=LEFT>Main Strategies</H2>

The International Emerging Markets Portfolio seeks to achieve long-term growth of capital by investing primarily in equity securities of issuers in emerging market countries.

For this Portfolio, the term “emerging market country”
means any country which is considered to be an emerging country by the international financial community (including the International Bank for Reconstruction and Development (also known as the World Bank) and the International Financial Corporation). These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New
Zealand and most nations located in Western Europe. Investing in many emerging market countries is not feasible or may involve unacceptable political risk.
Invista, the Sub-Advisor, focuses on those emerging market countries that it believes have strongly developing economies and markets which are becoming more sophisticated.


Under normal conditions, at least 65% of the Portfolio's assets are invested in emerging market country equity securities. The Portfolio invests in securities of:

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<TD WIDTH=5%>•</TD>
<TD WIDTH=95%>
companies with their principal place of business or principal office in emerging market countries;
</TD>
</TR>

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<TR VALIGN=TOP>
<TD WIDTH=5%>•</TD>
<TD WIDTH=95%>
companies for which the principal securities trading market is an emerging market country; or</TD>
</TR>


<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=5%>•</TD>
<TD WIDTH=95%>
companies, regardless of where its securities are traded, that derive 50% or more of their total revenue from either goods or services produced in emerging market countries or sales made in emerging market countries.</TD>
</TR>

<BR>

<H2 ALIGN=LEFT>Main Risks</H2>
Investments in emerging market countries involve special risks.
Certain emerging market countries have historically experienced, and may continue to experience, certain economic problems. These may include: high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of debt, balance of payments and trade difficulties, and extreme poverty and unemployment. In addition, there are risks involved with any investment in foreign securities. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changed in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund’s foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities that may affect portfolio liquidity.

<U><U><U> </U></U></U><U><U></U></U>Under unusual market or economic conditions, the Portfolio may invest in securities issued by domestic corporations, governments or governmental agencies, instrumentalities or political subdivisions. The securities may be denominated in U.S. dollars or other currencies.

The Portfolio is generally a suitable investment for investors seeking long-term growth who want to invest a portion of their assets in securities of companies in emerging market countries. Because the values of the
Portfolio’s assets may rise or fall dramatically, if you sell your shares when their value is less than the price you paid, you will lose money. This
Portfolio is not an appropriate investment if you are seeking either preservation of capital or high current income. You must be able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

<H2 ALIGN=LEFT>Portfolio Performance Information</H2>

The Portfolio's past performance is not necessarily an indication of future performance. The bar chart and tables provide some indication of the risks of investing in the Portfolio by showing changes in share performance from year to year.
<BR>
<H1 ALIGN=CENTER>Annual Total Returns</H1>

1998     -17.21<BR>
1999     63.37

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<TR VALIGN=TOP>
<TD WIDTH=0%> </TD>
<TD WIDTH=100%>
The portfolio’s highest/lowest quarterly results during this time period were:</TD>
</TR>

Highest     38.53% (12/31/1999)<BR>
Lowest     -19.25% (9/30/1998 )

<H1 ALIGN=CENTER>Average annual total returns for the period ending December 31, 1999</H1>


This table shows
how the Portfolio’s average annual returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

<PRE>
                         Past One Past Five                                                         Past One Past Five Past Ten
       Portfolio           Year     Years                                                             Year     Years     Years

     International Emerging                            Morgan Stanley Capital International EMF
       Markets             63.37%   16.26%*               (Emerging Markets Free) Index               66.41%   2.00%   11.04%
                                                       Lipper Emerging Markets Fund Average           70.77    5.11     7.47
</PRE>

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<TR VALIGN=TOP>
<TD WIDTH=5%>*</TD>
<TD WIDTH=95%>
Period from November 26, 1997, date shares first offered to the public, through December 31, 1999. </TD>
</TR>

<H1 ALIGN=CENTER>Portfolio Operating Expenses</H1>

<PRE>
     Management Fees.........................   1.15%
     Other Expenses*.........................   0.00
       Total Portfolio Operating Expenses       1.15%
</PRE>
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<TD WIDTH=5%>*</TD>
<TD WIDTH=95%>
In addition to brokerage and extraordinary  expenses,  a Portfolio will pay only taxes  and  interest  expenses,  which  it  is  anticipated  to  be  minimal  or nonexistent under normal circumstances.</TD>
</TR>



<H1 ALIGN=CENTER>Examples</H1>

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<TR VALIGN=TOP>
<TD WIDTH=0%> </TD>
<TD WIDTH=100%>
The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:</TD>
</TR>

<BR>

<PRE>
     1 Year         3 Years         5 Years       10 Years
----------------------------------------------------------
      $117            $365           $633          $1,398
</PRE>


<H1 ALIGN=CENTER>Day-to-day Portfolio Management</H1>


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<TD WIDTH=25%>Since March 2000</TD>
<TD WIDTH=75%>
Co-Manager:  Corydon  Gilchrist,  CFA.  Mr.  Gilchrist  joined  Invista  Capital
Management in 1994. He holds an MBA and a BBA from the University of Iowa. He is a Chartered Financial Analyst.</TD>
</TR>

<BR>
<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=25%>Since November 1997 (Portfolio's inception)</TD>
<TD WIDTH=75%>
Co-Manager:   Kurtis  D.  Spieler,  CFA.  Mr.  Spieler  joined  Invista  Capital
Management  in 1995. He holds an MBA from Drake  University  and a BBA from Iowa
State University. He is a Chartered Financial Analyst.</TD>
</TR>

<BR>


<H2 ALIGN=LEFT>INTERNATIONAL GROWTH-ORIENTED PORTFOLIO</H2>

<H2 ALIGN=LEFT>International Securities Portfolio</H2>

<H2 ALIGN=LEFT>Main Strategies</H2>

The International Securities Portfolio seeks long-term growth of capital by investing in a portfolio of securities of companies domiciled in any of the nations of the world.

The International Securities Portfolio invests in common stocks of companies established outside of the
U.S. The Portfolio has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency. However under normal market conditions, the Portfolio intends to have at least
65% of its assets invested in companies in at least three different countries. One of those countries may be the
U.S. though currently the Portfolio does not intend to invest in equity securities of U.S. companies.

Investments may be made anywhere in the world. Primary consideration is given to securities of corporations of Western Europe, North America and Australasia (Australia, Japan and Far East Asia). Changes in
investments are made as prospects change for particular countries, industries or companies.

In choosing investments for the Portfolio, the Sub-Advisor, Invista pays particular attention to the long-term earnings prospects of the various companies under consideration. Invista then weighs those prospects relative to the price of the security.

<H2 ALIGN=LEFT>Main Risks</H2>
The values of the stocks owned by the Portfolio change on a daily basis. Stock prices reflect the activities of individual companies as well as general market and economic conditions. In the short term, stock prices and currencies can fluctuate dramatically in response to these factors. In addition, there are risks involved with any investment in foreign securities that are not generally found in securities of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changed in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund’s foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities that may affect portfolio liquidity.

Under unusual market or economic conditions, the Portfolio may invest in securities issued by domestic corporations, governments or governmental agencies, instrumentalities or political subdivisions. The securities may be denominated in U.S. dollars or other currencies.

The Portfolio is generally a suitable investment for investors who seek long-term growth and who want to invest in non-U.S. companies. This Portfolio is not an appropriate investment if you are seeking either preservation of capital or high current income. Suitable investors must be able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies. As with all mutual funds, the value of the Fund's assets may rise or fall. If you sell your shares when their value is less than the price you paid, you will lose money.

<H2 ALIGN=LEFT>Portfolio Performance Information</H2>

The Portfolio's past performance is not necessarily an indication of future performance. The bar chart and tables provide some indication of the risks of investing in the Portfolio by showing changes in share performance from year to year.


<H1 ALIGN=CENTER>Annual Total Returns</H1>

1994     -6.45<BR>
1995     12.02<BR>
1996     24.12<BR>
1997     12.55<BR>
1998     9.55<BR>
1999     27.89


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<TR VALIGN=TOP>
<TD WIDTH=20%> </TD>
<TD WIDTH=100%>
The
portfolio’s highest/lowest quarterly results during this time period were:</TD>
</TR>

<BR>

Highest     18.06% (12/31/1999)<BR>
    Lowest     -17.48% (9/30/1998)

<H1 ALIGN=CENTER>Average annual total returns for the period ending December 31, 1999</H1>


        This table shows how the Portfolio’s average annual returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

<PRE>
                         Past One Past FivePast Ten                                                 Past OnePast FivePast Ten
       Portfolio           Year     Years    Years                                                    Year    Years    Years

   International Securities 27.89% 17.00%  15.88%*     Morgan Stanley Capital International EAFE
                                                          (Europe, Australia and Far East) Index      26.96%  12.83%    7.01%
                                                       Lipper International Fund Average              40.80   15.37    10.54
</PRE>
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<TR VALIGN=TOP>
<TD WIDTH=5%>*</TD>
<TD WIDTH=95%>
 Period from
May 7, 1993, date shares first offered to the public, through December 31, 1999. </TD>
</TR>

<H1 ALIGN=CENTER>Portfolio Operating Expenses</H1>

<PRE>
     Management Fees.........................   0.90%
     Other Expenses*.........................   0.00
       Total Portfolio Operating Expenses       0.90%
</PRE>
<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=5%>*</TD>
<TD WIDTH=95%>
In addition to brokerage and extraordinary  expenses,  a Portfolio will pay only taxes  and  interest  expenses,  which  it  is  anticipated  to  be  minimal  or nonexistent under normal circumstances.</TD>
</TR>


<H1 ALIGN=CENTER>Examples</H1>


<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=0%> </TD>
<TD WIDTH=100%>
The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:</TD>
</TR>

<BR>

<PRE>
   1 Year         3 Years         5 Years       10 Years
--------------------------------------------------------
     $92            $287           $498          $1,108
</PRE>


<H1 ALIGN=CENTER>Day-to-day Portfolio Management</H1>

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<TR VALIGN=TOP>
<TD WIDTH=25%>Since June 1993</TD>
<TD WIDTH=75%>
Co-Manager:  Scott D.  Opsal,  CFA.  Mr.  Opsal is Chief  Investment  Officer of
Invista Capital Management and has been with the organization since 1993. He holds an MBA from the University of Minnesota and BS from Drake University. He is a Chartered Financial Analyst.</TD>
</TR>

<BR>

<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=25%>Since March 2000</TD>
<TD WIDTH=75%>
Co-Manager:   Kurtis  D.  Spieler,  CFA.  Mr.  Spieler  joined  Invista  Capital
Management  in 1995. He holds an MBA from Drake  University  and a BBA from Iowa
State University. He is a Chartered Financial Analyst.</TD>
</TR>

<BR>

<H2 ALIGN=LEFT>INTERNATIONAL GROWTH-ORIENTED PORTFOLIO</H2>

<H2 ALIGN=LEFT>International SmallCap Portfolio</H2>

<H2 ALIGN=LEFT>Main Strategies</H2>

The International SmallCap Portfolio seeks to achieve long-term growth of capital by investing primarily in equity securities of non-United
States companies with comparatively smaller market capitalizations. Market capitalization is defined as total current market value of a company’s outstanding common stock. Under normal market conditions, the Portfolio invests at least 65% of its assets in securities of companies having market capitalizations of $1 billion or less.

In selecting securities for the Portfolio, Invista, the
Sub-Advisor, diversifies the investments geographically. There is no limitation of the percentage of assets that may be invested in one country or denominated in any one currency. However, under normal market circumstances, the Portfolio intends to have at least 65% of its assets invested in securities of companies of at least three countries.

<H2 ALIGN=LEFT>Main Risks</H2>
Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Investments in companies with small market capitalizations carry their own risks. Historically, small company securities have been more volatile in price than larger company securities, especially over the short-term. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changed in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund’s foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities that may affect portfolio liquidity.

This Portfolio is not an appropriate investment if you are seeking either preservation of capital or high current income. You must be able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

The Portfolio is generally a suitable investment for investors seeking long-term growth who want to invest a portion of their assets in smaller, non-U.S. companies. Because the values of the Portfolio's assets may rise or fall, when shares of the Portfolio are sold they may be worth more or less than the amount paid for them.

<H2 ALIGN=LEFT>Portfolio Performance Information</H2>

The Portfolio's past performance is not necessarily an indication of future performance. The bar chart and tables provide some indication of the risks of investing in the Portfolio by showing changes in share performance from year to year.

<H1 ALIGN=CENTER>Annual Total Returns</H1>

1998     11.92<BR>
1999     85.93



<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=0%> </TD>
<TD WIDTH=100%>
The
portfolio’s highest/lowest quarterly results during this time period were:</TD>
</TR>

<BR>

Highest     36.97% (12/31/1999<BR>
    Lowest     -20.68% (9/30/1998)

<H1 ALIGN=CENTER>Average annual total returns for the period ending December 31, 1999</H1>

This table shows
how the Portfolio’s average annual returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

<PRE>
                         Past One Past Five                                                         Past OnePast FivePast Ten
       Portfolio           Year     Years                                                             Year    Years    Years

   International SmallCap  85.93%  42.93%*             Morgan Stanley Capital International EAFE
                                                          (Europe, Australia and Far East) Index      26.96%  12.83%    7.01%
                                                       Lipper International Small-Cap Fund Average    75.41   19.91    13.04
</PRE>

<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=5%>*</TD>
<TD WIDTH=95%>
Period from
November 26, 1997, date first offered to the public, through December 31, 1999. </TD>
</TR>

<H1 ALIGN=CENTER>Portfolio Operating Expenses</H1>

<PRE>
     Management Fees.........................   1.00%
     Other Expenses*.........................   0.00
       Total Portfolio Operating Expenses       1.00%
</PRE>

<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=5%>*</TD>
<TD WIDTH=95%>
In addition to brokerage and extraordinary expenses, a Portfolio will pay only taxes and interest expenses, which it is anticipated to be minimal or nonexistent under normal circumstances.</TD>
</TR>

<H1 ALIGN=CENTER>Examples</H1>

<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=0%> </TD>
<TD WIDTH=100%>
The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:</TD>
</TR>

<BR>

<PRE>
     1 Year         3 Years         5 Years       10 Years
----------------------------------------------------------
      $102            $318           $552          $1,225
</PRE>


<H1 ALIGN=CENTER>Day-to-day Portfolio Management</H1>
<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=25%>Since March 2000</TD>
<TD WIDTH=75%>
Co-Manager: Dan J. Sherman, CFA. Mr. Sherman joined Invista Capital Management in 1998. Prior to joining the firm, he led a regional research team for Salomon
Smith Barney. He holds an MBA from the University of Wisconsin. He is a Chartered Financial Analyst.</TD>
</TR>

<BR>

<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=25%>Since November 1997 (Portfolio's inception) </TD>
<TD WIDTH=75%>
Co-Manager:  Darren K.  Sleister,  CFA.  Mr.  Sleister  joined  Invista  Capital
Management as a Portfolio Strategist in 1993. He holds an MBA from the University of Iowa, and an undergraduate degree from Central College. He is a Chartered Financial Analyst.</TD>
</TR>

<BR>

<H2 ALIGN=LEFT>INCOME-ORIENTED PORTFOLIO</H2>

<H2 ALIGN=LEFT>Mortgage-Backed Securities Portfolio</H2>

<H2 ALIGN=LEFT>Main Strategies</H2>
The Mortgage-Backed Securities Portfolio seeks a high level of current income, liquidity and safety of principal by purchasing obligations issued or guaranteed by the United States Government or its agencies, with emphasis on Government National Mortgage Associations Certificates. The guarantees by the United States Government extends only to principal and interest. There are certain risks unique to GNMA Certificates.

The Mortgage-Backed Securities Portfolio invests in U.S. Government securities, which include obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities. The Portfolio may invest in securities supported by:

<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=5%>•</TD>
<TD WIDTH=95%>
full faith and credit of the U.S. Government (e.g. GNMA certificates); or</TD>
</TR>

<BR>
<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=5%>•</TD>
<TD WIDTH=95%>
credit of the instrumentality (e.g. bonds issued by the Federal Home Loan Mortgage Corp.).
In addition, the Portfolio may invest in money market investments.</TD>
</TR>

In addition, the Portfolio may invest in money market investments.

Although some of the securities the Portfolio purchases are backed by the U.S. government and its agencies, shares of the Portfolio are not guaranteed. Generally, when interest rates fall, the value of the
Portfolio's shares rises, and when rates rise, the value declines. Because of the fluctuation in values of the
Portfolio's shares, when sold, shares of the Portfolio may be worth more or less than the amount paid for them.

U.S. Government securities do not involve the degree of credit risk associated with investments in lower quality fixed-income securities. As a result, the yields available from U.S. Government securities are generally lower than the yields available from many other fixed-income securities. Like other fixed-income securities, the values of U.S. Government securities change as interest rates fluctuate. Fluctuations in the value of the
Portfolio's securities do not effect interest income on securities already held by the Portfolio, but are reflected in the Fund's price per share. Since the magnitude of these fluctuation generally are greater at times when the Portfolio's average maturity is longer, under certain market conditions the Portfolio may invest in short term investments yielding lower current income rather than investing in higher yielding longer term securities.

GNMA Certificates are mortgage backed securities representing an interest in a pool of mortgage loans.
Various lenders make the loans which are then insured (by the Federal Housing Administration) or loans which are guaranteed (by Veterans Administration or Farmers Home Administration). The lender or other security issuer creates a pool of mortgages which it submits to GNMA for approval.

The Portfolio invests in modified pass-through GNMA Certificates. Owners of Certificates receive all interest and principal payments owed on the mortgages in the pool, regardless of whether or not the mortgagor has made the payment. Timely payment of interest and principal is guaranteed by the full faith and credit of the U.S.
Government.

<H2 ALIGN=LEFT>Main Risks</H2>
Mortgage backed securities are subject to prepayment risk. Prepayments, unscheduled principal payments, may result from voluntary prepayment, refinancing or foreclosure of the underlying mortgage. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during period of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest and potentially increasing the volatility of the fund.

In addition, prepayments may cause losses on securities purchased at a premium (dollar amount by which the price of the bond exceeds its face value). At times, mortgage backed securities may have higher than market interest rates and are purchased at a premium. Unscheduled prepayments are made at par and cause the Portfolio to experience a loss of some or all of the premium.

The Mortgaged-Backed Securities Portfolio is generally a suitable investment for investors who want monthly dividends to provide income or to be reinvested in additional Portfolio shares to produce growth. Such investors prefer to have the repayment of principal and interest on most of the securities in which the Portfolio invests to be backed by the U.S. Government, its agencies or instrumentalities.

<H2 ALIGN=LEFT>Portfolio Performance Information</H2>

The Portfolio's past performance is not necessarily an indication of future performance. The bar chart and tables provide some indication of the risks of investing in the Portfolio by showing changes in share performance from year to year.

<H1 ALIGN=CENTER>Annual Total Returns</H1>

1994     -3.60<BR>
1995     19.26<BR>
1996     4.20<BR>
1997     10.18<BR>
1998     7.74<BR>
1999     0.30



<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=20%> </TD>
<TD WIDTH=80%>
The
portfolio’s highest/lowest quarterly results during this time period were:</TD>
</TR>

<BR>

Highest     6.41% (6/30/1995)<BR>
    Lowest     -3.50% (3/30/1994)

<H1 ALIGN=CENTER>Average annual total returns for the period ending December 31, 1999</H1>

This table shows
how the Portfolio’s average annual returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.


<PRE>
                         Past One Past FivePast Ten                                                 Past OnePast FivePast Ten
       Portfolio           Year     Years    Years                                                    Year    Years    Years

     Mortgage-Backed                                   Lehman Brothers Mortgage Index                 1.86%    7.98%   7.78%
       Securities          0.30%    8.15%   6.17%*     Lipper U.S. Mortgage Fund Average              0.65     7.00    6.95

</PRE>
<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=5%>*</TD>
<TD WIDTH=95%>Period from
May 7, 1993, date shares first offered to the public, through December 31, 1999. </TD>
</TR>

<H1 ALIGN=CENTER>Portfolio Operating Expenses</H1>

<PRE>
     Management Fees.........................   0.45%
     Other Expenses*.........................   0.00
       Total Portfolio Operating Expenses       0.45%
</PRE>

<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=5%>*</TD>
<TD WIDTH=95%>
In addition to brokerage and extraordinary expenses, a Portfolio will pay only taxes and interest expenses, which it is anticipated to be minimal or nonexistent under normal circumstances.</TD>
</TR>


<H1 ALIGN=CENTER>Examples</H1>

<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=0%> </TD>
<TD WIDTH=100%>
The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:</TD>
</TR>

<BR>
<PRE>
    1 Year         3 Years         5 Years       10 Years
---------------------------------------------------------
      $46            $144           $252            $567
</PRE>

<H1 ALIGN=CENTER>Day-to-day Portfolio Management</H1>
<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=25%>Since May 1993 (Portfolio's inception) </TD>
<TD WIDTH=75%>
Martin J. Schafer. Mr. Schafer joined the Principal in 1977 and has broad experience in residential mortgage related securities. He served as Director of Investment Securities at the Principal prior to joining Invista Capital
Management in 1992. He holds a BBA in Accounting and Finance from the University of Iowa.</TD>
</TR>

<BR>


<H2 ALIGN=LEFT>THE COSTS OF INVESTING</H2>

<H2 ALIGN=LEFT>Sales charge</H2>

There is no sales charge on purchases or sales of shares of the Portfolios.

<H2 ALIGN=LEFT>Ongoing fees</H2>

The Fund pays ongoing fees to its Manager, Underwriter and others who provide services to the Fund. They reduce the value of each share you own.

<H2 ALIGN=LEFT>CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS</H2>

The Statement of Additional Information (SAI) contains additional information about investment strategies and their related risks.

<H2 ALIGN=LEFT>Securities and Investment Practices</H2>

Equity securities include common stocks, preferred stocks, convertible securities and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Although equity securities have a history of long term growth in value, their prices fluctuate based on changes in a company’s financial condition and on overall market and economic conditions. Smaller companies are especially sensitive to these factors.

Fixed-income securities include bonds and other debt instruments that are used by issuers to borrow money from investors. The issuer generally pays the investor a fixed, variable or floating rate of interest. The amount borrowed must be repaid at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.

Fixed-income securities are sensitive to changes in interest rates. In general, bond prices rise when interest rates fall and fall when interest rates rise. Longer term bonds and zero coupon bonds are generally more sensitive to interest rate changes.

Bond prices are also affected by the credit quality of the issuer. Investment grade debt securities are medium and high quality securities.
Some bonds may have speculative characteristics and be particularly sensitive to economic conditions and the financial condition of the issuers.

<H2 ALIGN=LEFT>Repurchase Agreements and Loaned Securities</H2>

Each of the Fund’s Portfolios may invest a portion of its assets in repurchase agreements. Repurchase agreements typically involve the purchase of debt securities from a financial institution such as a bank, savings and loan association or broker-dealer. A repurchase agreement provides that the Portfolio sells back to the seller and that the seller repurchases the underlying securities at a specified price on a specific date. Repurchase agreements may be viewed as loans by a Portfolio collateralized by the underlying securities. This arrangement results in a fixed rate of return that is not subject to market fluctuation while the Portfolio holds the security. In the event of a default or bankruptcy by a selling financial institution, the affected Portfolio bears a risk of loss. To minimize such risks, the Portfolio enters into repurchase agreements only with large, well-capitalized and well-established financial institutions. In addition, the value of the collateral underlying the repurchase agreement is always at least equal to the repurchase price, including accrued interest.

Each of the Fund's Portfolios may lend its portfolio securities to unaffiliated broker-dealers and other unaffiliated qualified financial institutions.

<H2 ALIGN=LEFT>Currency Contracts</H2>

The International Emerging Markets, International Securities and
International SmallCap Portfolios may each enter into forward currency contracts, currency futures contracts and options, and options on currencies for hedging and other non-speculative purposes. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set in the contract. A Portfolio will not hedge currency exposure to an extent greater than the aggregate market value of the securities held or to be purchased by the Portfolio (denominated or generally quoted or currently convertible into the currency).

Hedging is a technique used in an attempt to reduce risk. If a
Portfolio’s Manager or Sub-Advisor hedges market conditions incorrectly or employs a strategy that does not correlate well with the Portfolio’s investment, these techniques could result in a loss, regardless of whether the intent was to reduce risk or to increase return. These techniques may increase the volatility of a Portfolio and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the other party to the transaction does not perform as promised. Additionally, there is the risk of government action through exchange controls that would restrict the ability of the Portfolio to deliver or receive currency.

<H2 ALIGN=LEFT>Warrants</H2>

Each of the Portfolios may invest up to 5% of its assets in warrants. Up to 2% of a Portfolio’s assets may be invested in warrants which are not listed on either the New York or American Stock Exchanges. For the International, International Emerging Markets and International SmallCap Funds, the 2% limitation also applies to warrants not listed on the Toronto Stock and Chicago Board Options Exchanges.

<H2 ALIGN=LEFT>Options</H2>

Each of the Portfolios may buy and sell certain types of options. Each type is more fully discussed in the SAI.

<H2 ALIGN=LEFT>Foreign Securities</H2>

The International Emerging Markets, International Securities and
International SmallCap Portfolios each may invest in foreign securities.
Investment in foreign securities presents certain risks including: fluctuations in currency exchange rates, revaluation of currencies, the imposition of foreign taxes, future political and economic developments including war, expropriations, nationalization, the possible imposition of currency exchange controls and other foreign governmental laws or restrictions. In addition, there may be reduced availability of public information concerning issuers compared to domestic issuers. Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements that apply to domestic issuers. Transactions in foreign securities may be subject to higher costs. Each Portfolio’s investment in foreign securities may also result in higher custodial costs and the costs associated with currency conversions.

Securities of many foreign issuers may be less liquid and their prices more volatile than those of comparable domestic issuers. Foreign securities markets, particularly those in emerging market countries, are known to experience long delays between the trade and settlement dates of securities purchased and sold. Such delays may result in a lack of liquidity and greater volatility in the price of securities on those markets. As a result of these factors, the Board of Directors of the Fund has adopted Daily Pricing and Valuation Procedures for the Portfolios. These procedures outline the steps to be followed by the Manager and Sub-Advisor to establish a reliable market or fair value if a reliable market value is not available through normal market quotations. The Executive Committee of the Board of Directors oversees this process.

<H2 ALIGN=LEFT>Securities of Smaller Companies</H2>

The Portfolios may invest in securities of companies with small-
or mid-sized market capitalizations. Market capitalization is defined as total current market value of a company’s outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be less mature than older companies. At this earlier stage of development, the companies may have limited product lines, reduced market liquidity for their shares, limited financial resources or less depth in management than larger or more established companies. Small companies also may be less significant within their industries and may be at a competitive disadvantage relative to their larger competitors. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

<H2 ALIGN=LEFT>Unseasoned Issuers</H2>

The Portfolios may invest in the securities of unseasoned issuers. Unseasoned issuers are companies with a record of less than three years continuous operation, including the operation of predecessors and parents.
Unseasoned issuers by their nature have only a limited operating history which can be used for evaluating the companies growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the companies management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies. In addition, many unseasoned issuers also may be small companies and involve the risks and price volatility associated with smaller companies.

<H2 ALIGN=LEFT>Temporary or Defensive Measures</H2>

For temporary or defensive purposes in times of unusual or adverse market conditions, the Portfolios may invest without limit in cash and cash equivalents. For this purpose, cash equivalents include: bank certificates of deposit, bank acceptances, repurchase agreements, commercial paper, and commercial paper master notes which are floating rate debt instruments without a fixed maturity. In addition, a Portfolio may purchase U.S. Government securities, preferred stocks and debt securities, whether or not convertible into or carrying rights for common stock.

<H2 ALIGN=LEFT>Portfolio Turnover</H2>

“Portfolio Turnover” is the term used in the industry for measuring the amount of trading that occurs in a fund’s portfolio during the year. For example, a 100% turnover rate means that on average every security in the portfolio has been replaced once during the year.

Funds with high turnover rates (more than 100%) often have higher transaction costs (which are paid by the fund) and may generate short-term capital gains (on which you pay taxes even if you don’t sell any of your shares during the year). You can find the turnover rate for each Portfolio in the Portfolio’s Financial Highlights table.

Please consider all the factors when you compare the turnover rates of different funds. A fund with consistently higher total returns and higher turnover rates than another fund may actually be achieving better performance precisely because the managers are active traders. You should also be aware that the “total return” line in the Financial Highlights already includes portfolio turnover costs.

<H2 ALIGN=LEFT>MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE</H2>

<H2 ALIGN=LEFT>The Manager</H2>

Principal Management Corporation (the “Manager”)
serves as the manager for the Fund. In its handling of the business affairs of each Portfolio, the Manager provides clerical, recordkeeping and bookkeeping services, and keeps the financial and accounting records required for the Fund.
The Manager has signed sub-advisory agreements with Invista for portfolio management functions for the Portfolios. The Manager compensates Invista for its sub-advisory services as provided in the Sub-Advisory Agreement between Invista and the Manager.

The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since
1969. As of December 31, 1999, the Funds it managed had assets of approximately $6.4 billion. The Manager's address is Principal Financial Group, Des Moines, Iowa 50392-0200.

Invista is an indirect wholly-owned subsidiary of Principal Life
Insurance Company and is an affiliate of the Manager. Invista has managed investments for institutional investors, including Principal Life, since 1985.
As of December 31, 1999, it managed assets of approximately $35.3 billion.
Invista’s address is 1800 Hub Tower, 699 Walnut, Des Moines, Iowa 50309.

The Manager or Invista provides the Board of Directors of the
Fund a recommended investment program for each of the Portfolios. Each program must be consistent with the Portfolio’s investment objective and policies.
Within the scope of the approved investment program, the Manager or Invista advises each Portfolio on its investment policies and determines which securities are bought and sold, and in what amounts.

The Manager is paid a fee by each Portfolio for its services, which includes any fee paid to Invista. The fee paid by each Portfolio (as a percentage of the average daily net assets) is determined using the following rate:

<PRE>
                                                 Fees Computed On               Fees as a Percent of
             Portfolio                      Net Asset Value of Portfolio       Average Daily Net Assets
             ------------------------------------------------------------------------------------------
International Emerging Markets Portfolio         First $250 million                    1.15%
                                                 Next $250 million                     1.05%
                                                 Over $500 million                     0.95%

International Securities Portfolio               Entire Portfolio                      0.90%

International SmallCap Portfolio                 First $250 million                    1.00%
                                                 Next $250 million                     0.90%
                                                 Over $500 million                     0.80%

Mortgage-Backed Securities Portfolio             Entire Portfolio                      0.45%

For the fiscal year ended December 31, 1999 the Management fee for each Portfolio was:

International Emerging Markets Portfolio   1.15%   International SmallCap Portfolio       1.00%
International Securities Portfolio         0.90%   Mortgage-Backed Securities Portfolio   0.45%
</PRE>

<H2 ALIGN=LEFT>MANAGEMENT DISCUSSION OF FUND PERFORMANCE</H2>

<H2 ALIGN=LEFT>International Emerging Markets Portfolio</H2>

Emerging markets had a strong run in 1999. EMEA (Eastern Europe,
Middle East, Africa) posted the largest gain as technology stocks soared and the region finished up 79.6% for the year. Asia registered a gain of 79.6%, and Latin America “lagged” the rest of the emerging world at 58.9%. The
International Emerging Markets Portfolio’s total return of 65.14% barely under-performed the MSCI EMF Index at 66.41%, with similar regional returns. For the year the Portfolio’s market selection was slightly negative, but a majority of the lost ground was made up by selecting better stocks. The following paragraphs highlight the most significant events from each emerging markets region.

Despite their big run early in 1999, Asian countries continued
to show evidence of solid economic recovery throughout the year. The
Portfolio’s managers were cautious on entering the Asian region immediately after the markets tumbled in late 1998 and by choosing to wait for evidence of structural change before reinvesting ground was lost early in the year. Since the initial rebound had been sparked by companies that were more speculative in nature, Portfolio managers were able to capitalize on the turning economy by purchasing stocks of companies with solid balance sheets and intriguing business prospects. This strategy helped power the Portfolio’s relative out-performance in the second half of the year. Although by year-end many Asian current account surpluses had peaked, management still feels there is excess capacity in some of the sectors including manufacturing and property. Thus it is not expected Asia will experience the level of investment activity that was typical before the financial downturn, even though certain countries are still heavily leveraged. The Portfolio’s managers continue to favor companies in the technology sector as well as look for global outsourcing opportunities that will benefit from increased IT spending. Additionally, the Portfolio may now invest locally in India, a country that is seeing explosive growth in the technology sector.

Latin America was the relative laggard in the emerging markets over the past year, due to devaluation concerns in Brazil and a recession in Argentina. Brazil continues to weigh heavily on the region as concerns regarding the fiscal deficit and social security remain. Other factors that continue to weigh on the Latin American economy include the Mexican elections and excess government spending. On a positive note, Latin American companies continue to reduce their cost structure in response to the region’s weak economies.
With the prospects of economic recovery and cheap valuations, the region looks attractive from a bottom up perspective. Latin American telecom and Internet-related businesses are favored as the best ways to benefit from the region’s growth.

EMEA (Eastern Europe, Middle East, Africa) faired well as
Israeli technology stocks kept pace with the NASDAQ, receiving an additional boost from favorable governmental elections. The Greek stock market experienced a bubble as investors were anticipating Greece would join the EU and the local retail investors continued to provide a strong influx of capital. Toward the end of 1999 this bubble gradually deflated, but the country’s economic outlook is still favorable. The devastating earthquake in Turkey only marginally shook investors and was more than offset by political change. It is anticipated Turkey will enter a cycle of lower interest rates and less inflation that will bode well for equity investors. Managers are also looking to Egypt as the economy is positioned well for growth, remaining cheap on a valuation level. It is felt the best investment opportunities in the EMEA region will come from wireless telecom, technology, and media.

Comparison of Change in Value of $1.0 Million Investment in the International
Emerging  Markets  Portfolio,  Lipper Emerging Markets Fund Average and MSCI EMF
Index.

<PRE>
-------------------------------------
     Average Annual Total Returns
      As of December 31, 1999
       1 Year 5 Year 10 Year
       63.37% 16.26*   --


* - Since Inception Date 11/26/97
-------------------------------------

                                                  MSCI          Lipper Emerging
                                                 EMF ID             Markets
Year Ended December 31,             IEP           INDEX            Fund Avg.
                                 1,000,000      1,000,000          1,000,000
        1997                     1,014,000      1,021,800          1,015,300
        1998                       839,491        740,601            742,895
        1999                     1,371,476      1,232,434          1,268,642
</PRE>

<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=5%>Note:</TD>
<TD WIDTH=95%>Past performance is not predictive of future performance. </TD>
</TR>

<H2 ALIGN=LEFT>International Securities Portfolio</H2>

The return for the International Securities Portfolio in 1999 was 27.89%. This performance outpaced the 26.96% return posted by the EAFE
(Europe, Australia and Far East) Index. The largest positive contributions came from the Portfolio’s exposure to emerging markets and the allocation of the European investments. The Portfolio would have outperformed the benchmark by a larger amount if not for the strength of the Japanese market and its currency.
Positive equity returns globally were driven by improving economies, low inflation and the strong performance of the so-called ‘New Era’ stocks in the telecommunications, technology and media industries.

Emerging markets performed very strongly in 1999 as economic growth troughed and began to move up early in the year and accelerated as 1999 progressed. This specifically benefited the holdings in South Korea and South
Africa where the Portfolio held more cyclical companies. An additional benefit came when one of the Portfolio’s largest holdings, an oil company in Argentina, was taken over early in the year.

Strong stock specific performance in Europe, especially in the
UK and the Netherlands, aided relative outperformance. Several of the companies held in the Portfolio were taken over by competitors in 1999. These takeovers resulted in the rapid realization of value for shareholders. The
Portfolio’s returns benefited from this activity. 1999 was also characterized by sluggish European markets in the first three quarters of the year because of worries about rising interest rates. These worries impacted media, technology and telecommunications stocks most severely. The Portfolio took advantage of the weakness in stock prices in these industries to increase the weighting in these higher growth areas of the economy. This strategy paid off handsomely in the fourth quarter, as these growth sectors led the market rally. The Portfolio’s overweight positions in media and technology and underweight positions in insurance and utilities were the main drivers of the positive relative performance.

The Portfolio increased its weighting in the Japanese market as the economy began to show signs of improvement and companies in Japan began to announce restructuring plans to raise profitability. The average weighting in Japan in 1999 was still only 8%, significantly below the benchmark. This hurt relative returns because of the strong market performance, but also because the yen was the strongest major currency in the world last year.

The Portfolio continues to be underweight Japan (50% of the benchmark) and overweight Europe. Europe is expected to grow its economy faster than the rest of the world this year and European equities still offer good value. Inflation is expected to remain subdued, but the efforts of central banks in the US and Europe to prevent inflation will mean rising short-term interest rates that may cause market volatility. There is still good value in some media, technology and telecommunications stocks. Select financials and cyclicals also offer good value.

Comparison of Change in Value of $1.0 Million Investment in the International
Securities  Portfolio,  Lipper International Fund Average and MSCI EAFE
Index.

<PRE>
--------------------------------------------
        Average Annual Total Returns *
          As of December 31, 1999
         1 Year   5 Year   10 Year
         27.89%   17.00%    15.88%**

**  Since inception date 5/7/93
--------------------------------------------

                                ISP*       Morgan Stanley           Lipper
                               Total           EAFE             International
  Year Ended December 31       Return          Index                Index
                             1,000,000       1,000,000            1,000,000
          1993               1,298,152       1,058,800            1,225,000
          1994               1,214,388       1,141,175            1,216,303
          1995               1,360,336       1,269,100            1,330,757
          1996               1,688,511       1,345,881            1,487,520
          1997               1,900,456       1,369,838            1,568,441
          1998               2,082,034       1,643,805            1,772,652
          1999               2,662,622       2,086,975            2,495,894
</PRE>

<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=5%>Note:</TD>
<TD WIDTH=95%>Past performance is not predictive of future performance. </TD>
</TR>


<H2 ALIGN=LEFT>International SmallCap Portfolio</H2>

The international small cap arena saw impressive returns that were unprecedented previous to 1999. The Lipper International SmallCap Fund
Average total return was 75.41% for the year. The International SmallCap
Portfolio’s return exceeded the Lipper average by 10.5% on a 1-year basis.
Earlier in 1999 Japan was a significant outperformer in the small cap world and the Portfolio’s holdings outpaced the index returning, on average, some
60%. The Portfolio went from a zero weighting in Japan to one that more closely matched the benchmark at mid-year, to lightening up during fourth quarter as the Portfolio’s managers felt much of the Japanese market had simply run out of steam. The fourth quarter saw investors taking gains in the Japanese small cap stocks as the economy once again came into question as to what could be delivered and how much restructuring was actually occurring. 1999 was a good year for European start-up companies. Many were technology-oriented that soon turned into mid-caps due to massive price appreciation in a short time span. A fundamental change was seen in the liquidity flows as capital began to pour into the European markets in the fourth quarter. The top performing sectors included media, telecommunications and technology as those companies that had exposure in these areas saw strong price appreciation in the fourth quarter as investors scrambled to gain exposure to these industries.

Portfolio managers continue to look for market leaders in their respective fields with good growth characteristics, a solid business strategy and strong barriers to entry. 1999 was a year of stellar performance for technology companies as the internet and e-commerce began to demonstrate that they will revolutionize the business world. Managers identified some promising companies that are global leaders and should benefit from the explosion of growth in e-commerce. The Portfolio has rotated out of many of the stronger performers and continues to look for new opportunities whose growth opportunities are undervalued relative to their stock price.

The International SmallCap Portfolio continues to benefit from themes such as outsourcing of electronic components, increasing advertising expenditures, market research companies and indirect e-commerce solutions. At the current time, growth companies offer the most attractive investments from a risk/return trade-off compared to the more traditional value stocks. Portfolio mangers continue to look for companies that are at attractive valuations and also offer long-term earnings growth potential.

Comparison of Change in Value of $1.0 Million Investment in the International
SmallCap  Portfolio,  Lipper International SmallCap Fund Average and MSCI EAFE
Index.

<PRE>
-------------------------------------
     Average Annual Total Returns*
      As of December 31, 1999
       1 Year 5 Year 10 Year
       85.93% 42.93**    --


** - Since Inception Date 11/26/97
-------------------------------------

                                                                Lipper
                                               MSCI          International
                                              EAFE ND           SmallCap
Year Ended December 31,          ICP*          INDEX           Fund Avg.
                              1,000,000      1,000,000         1,000,000
       1997                   1,015,900      1,008,700           985,500
       1998                   1,136,995      1,210,440         1,113,812
       1999                   2,114,015      1,536,775         1,953,738
</PRE>

<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=5%>Note:</TD>
<TD WIDTH=95%>Past performance is not predictive of future performance. </TD>
</TR>

<BR>


Important Notes:

Lipper Emerging Markets Fund Average: This average consists of funds which invest at least 65% of their total assets in emerging market equity securities, where “emerging market” is defined by a country’s GNP per capita or other economic measures. The one-year average currently contains
180 funds.

Morgan Stanley Capital International EMF (Emerging Markets Free)
Index: This market capitalization weighted index is composed of companies representative of the market structure of 26 emerging market countries in Europe, Latin America and the Pacific Basin. The Index excludes closed markets and those shares in otherwise free markets that are not purchasable by foreigners. These countries include: Argentina, Brazil, Chile, China Free,
Columbia, Czech Republic, Greece, Hungary, India, Indonesia Free, Israel,
Jordan, Korea, Malaysia (Free), Mexico (Free), Pakistan, Peru, Philippines
(Free), Poland, Russia, South Africa, Sri Lanka, Taiwan (at 50%), Thailand
(Free), Turkey and Venezuela.

Lipper International Small Cap Funds Average: This average consists of funds which invest at least 65% of their assets in equity securities of non-United States companies with market capitalizations less than U.S. $1 billion at the time of purchase. The one-year average currently contains 70 funds.

Morgan Stanley Capital International EAFE (Europe, Australia and
Far East) Index: This market capitalization weighted index is composed of countries representative of the market structure of 20 developed market countries in Europe, Australasia and the Far East. The countries include:
Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong,
Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore,
Spain, Sweden, Switzerland and United Kingdom.

Lipper International Fund Average: This average consists of funds which invest in securities primarily traded in markets outside of the United States. The one-year average currently contains 618 funds.

<H2 ALIGN=LEFT>Mortgage-Backed Securities Portfolio</H2>

Over the last 15 months the Federal Reserve has lowered interest rates to stabilize the global financial turmoil, only to reverse course and start raising rates as markets stabilized and global growth resumed. Fund managers view these Federal Reserve actions as the equivalent of a doctor prescribing aspirin to treat the economic patient. These are mild treatments, needed to keep inflation low and growth reasonable.

On an absolute basis, the returns for the Mortgage-Backed
Securities Portfolio for the year were poor. Fixed income securities had no momentum, especially with the Fed raising interest rates. This was especially true during December as investors poured money into fast moving growth stocks and out of fixed-income securities.

The Portfolio underperformed both the Lipper U.S. Mortgage Fund
Average and the Lehman Brothers Mortgage Index, primarily due to its slightly longer duration.

Fund managers continue to believe the Portfolio will do well into the future. Quality, liquidity, lack of credit volatility and the participation of certain federal agencies are cited as the key drivers. Agency participation is a significant factor. The Federal National Mortgage Association
(“FNMA”) and Federal Home Loan Mortgage Corporation
(“FHLMC”) are two major issuers of mortgage-backed securities
“MBS.” As stock companies, they are driven by stockholders and the price of their stock. In order to grow earnings in the face of declining new issue MBS (typically they earn their income by issuing new MBS), they are arbitraging more of the outstanding MBS. These agencies arbitrage by issuing debt and buying MBS to earn the “spread” for their stockholders. FNMA and FHLMC are expected to buy 60% of net MBS issuance in 2000, strengthening the MBS market.

The Portfolio continues to hold more discount MBS securities than the Lehman MBS index (this leads to a bias of longer duration) as managers believe the homeowner’s propensity to refinance and the mortgage banker’s technology driven inducement to refinance loans puts great risk on securities priced above par. This is especially true in a market when overall volume is declining as higher interest rates impact both new and existing home markets.

The Portfolio is expected to stay close to its duration benchmarks. Currently it is a little long but is expected to be duration neutral soon, and fund managers patiently wait for the opportunity to strategically lengthen maturities.

Comparison of Change in Value of $1.0 Million Investment in the Mortgage-Backed
Securities  Portfolio,  Lipper U.S.  Mortgage  Fund Average and Lehman  Brothers
Mortgage Index.

<PRE>
--------------------------------------------
        Average Annual Total Returns*
          As of December 31, 1999
           1 Year 5 Year 10 Year
           0.30%  8.15%   6.17%**

**  Since Inception Date 5/7/93
--------------------------------------------

                                           Lehman Brothers         Lipper U.S.
                                MBS*           Mortgage           Mortgage Fund
Year Ended December 31,        Value            Index                Average
                             1,000,000        1,000,000             1,000,000
       1993                  1,045,260        1,032,308             1,033,900
       1994                  1,007,869        1,015,688               990,786
       1995                  1,201,901        1,186,323             1,151,591
       1996                  1,252,353        1,249,791             1,196,158
       1997                  1,380,077        1,368,397             1,298,788
       1998                  1,486,863        1,463,637             1,377,754
       1999                  1,491,417        1,490,861             1,386,710
</PRE>
<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=5%>Note:</TD>
<TD WIDTH=95%>Past performance is not predictive of future performance. </TD>
</TR>

<BR>


Important Notes:

Lehman Brothers Mortgage Index: an unmanaged index of 15- and
30-year fixed rate securities backed by mortgage pools of the Government
National Mortgage Association (GNMA), Federal Home Loan Mortgage Corporation
(FHLMC), and Federal National Mortgage Association (FNMA).

Lipper U.S. Mortgage Fund Average: this average consists of mutual funds investing at least 65% of their assets in mortgages/securities issued or guaranteed as to principal and interest by the U.S. Government and certain federal agencies. The one-year average currently contains 62 mutual funds.

<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=5%>Note:</TD>
<TD WIDTH=95%>
Mutual fund data from Lipper Services, Inc.</TD>
</TR>

<H2 ALIGN=LEFT>PRICING OF FUND SHARES</H2>

Each Portfolio’s shares are bought and sold at the current share price. The share price of each Portfolio is calculated each day the New
York Stock Exchange is open. The share price is determined at the close of business of the Exchange (normally at 3:00 p.m. Central Time). When Princor receives your order to buy or sell shares, the share price used to fill the order is the next price calculated after the order is placed.

For all Portfolios the share price is calculated by:
<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=5%>•</TD>
<TD WIDTH=95%>
taking the current market value of the total assets of the Portfolio</TD>
</TR>

<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=5%>•</TD>
<TD WIDTH=95%>
subtracting liabilities of the Portfolio</TD>
</TR>

<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=5%>•</TD>
<TD WIDTH=95%>
dividing the remainder by the total number of shares owned</TD>
</TR>

<H2 ALIGN=LEFT>NOTES:</H2>

<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=5%>•</TD>
<TD WIDTH=95%>
If current market values are not readily available for a security, its fair value is determined using a policy adopted by the Fund's Board of Directors.</TD>
</TR>

<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=5%>•</TD>
<TD WIDTH=95%>
The Portfolio’s securities may be traded on foreign securities markets which generally complete trading at various times during the day prior to the close of the New York Stock Exchange. The values of foreign securities used in computing share price are determined at the time the foreign market closes.
Occasionally, events affecting the value of foreign securities occur when the foreign market is closed and the New York Stock Exchange is open. If the Manager believes the market value is materially affected, the share price will be calculated using the policy adopted by the Fund.</TD>
</TR>

<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=5%>•</TD>
<TD WIDTH=95%>
Foreign securities markets may trade on days when the New York Stock
Exchange is closed (such as customary U.S. holidays) and the Portfolio’s share price is not calculated. As a result, the value of a Portfolio’s assets may be significantly affected by such trading on days when you cannot purchase or sell shares of the Portfolio.</TD>
</TR>

<BR>

<H2 ALIGN=LEFT>DIVIDENDS AND DISTRIBUTIONS</H2>

The International Growth-Oriented and Income-Oriented Portfolios
pay most of their net dividend income to you every year. The payment schedule is:

<PRE>
Portfolios                        Record Date                    Payable Date
-----------------------------------------------------------------------------
International Emerging Markets,   three business days before     December 24
International Securities and      each payable date              (or previous
International SmallCap                                           business day)

Mortgage-Backed Securities        three business days before     last business
                                  each payable date              day of each month
</PRE>

Net realized capital gain for each of the Portfolios, if any, are distributed annually, on the 24th of December (or the preceding business day if the 24th is not a business day) to shareholders of record three business days before the payable date. Payments are made to shareholders of record on the third business day prior to the payable date. Capital gains may be taxable at different rates, depending on the length of time that the Portfolio holds it’s assets.

You can authorize income dividend and capital gain distributions to be:

<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=5%>•</TD>
<TD WIDTH=95%>
invested in additional shares of the Portfolio you own; or</TD>
</TR>

<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=5%>•</TD>
<TD WIDTH=95%>
paid in cash.</TD>
</TR>

<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=10%>NOTE:</TD>
<TD WIDTH=90%>
Payment of income dividends and capital gains shortly after you buy shares has the effect of reducing the share price by the amount of the payment.</TD>
</TR>

<BR>
<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=10%> </TD>
<TD WIDTH=90%>
         Distributions from a Portfolio, whether received in cash or reinvested in additional shares, may be subject to federal (and state) income tax.</TD>
</TR>

<BR>
<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=10%> </TD>
<TD WIDTH=90%>
         You should consult your tax advisor as to the federal, state and local tax consequences of Portfolio ownership.</TD>
</TR>

<H2 ALIGN=LEFT>TO BUY SHARES</H2>

Each Portfolio requires:

<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=5%>•</TD>
<TD WIDTH=95%>
A minimum initial investment of $1,000,000 which may be invested over a three month period. If the minimum investment has not been met within 3 months, we will send you a notice. If following the notice, we do not receive sufficient funds within 30 days to meet the required minimum, then we will redeem the account and send you the proceeds.</TD>
</TR>

<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=5%>•</TD>
<TD WIDTH=95%>
You may combine your investment with those of your spouse, dependent children and/or a trust for the benefit of such persons to meet the requirement;</TD>
</TR>

<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=5%>•</TD>
<TD WIDTH=95%>
Subsequent purchases are not subject to limitations.</TD>
</TR>

Fill out the Principal Mutual Fund application* completely. You must include:

<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=5%>•</TD>
<TD WIDTH=95%>
the name(s) you want to appear on the account;</TD>
</TR>

<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=5%>•</TD>
<TD WIDTH=95%>
the Portfolio(s) you want to invest in;</TD>
</TR>

<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=5%>•</TD>
<TD WIDTH=95%>
the amount of the investment;</TD>
</TR>

<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=5%>•</TD>
<TD WIDTH=95%>
your Social Security number or Taxpayer I.D. number;</TD>
</TR>

<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=5%>•</TD>
<TD WIDTH=95%>
investor information (used to help your Registered Representative confirm that your investment selection is consistent with your goals and circumstances) ; and</TD>
</TR>

<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=5%>•</TD>
<TD WIDTH=95%>
other required information (may include corporate resolutions, trust agreements, etc.).</TD>
</TR>

* An application is included with this prospectus.

Invest by mail:
<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=5%>•</TD>
<TD WIDTH=95%>Send a check and completed application to:</TD>
</TR>

     Principal Special Markets Fund, Inc.
     P. O. Box 10423
     Des Moines Iowa 50306

<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=5%>•</TD>
<TD WIDTH=95%>
Make your check payable to Principal Special Markets Fund, Inc.</TD>
</TR>

<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=5%>•</TD>
<TD WIDTH=95%>
Your purchase will be priced at the next share price calculated after Fund receives your completed paperwork. </TD>
</TR>

Order by telephone:

<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=5%>•</TD>
<TD WIDTH=95%>
Call us at 1-800-521-1502 between 7:00 a.m. and 7:00 p.m. Central Time on any day that the New York Stock
Exchange is open.</TD>
</TR>

<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=5%>•</TD>
<TD WIDTH=95%>
To buy shares the same day, you need to call before 3:00 p.m. Central Time.</TD>
</TR>

<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=5%>•</TD>
<TD WIDTH=95%>
We must receive your payment for the order within three business days (or the order will be canceled and you may be liable for any loss).</TD>
</TR>

<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=5%>•</TD>
<TD WIDTH=95%>
For new accounts, you also need to send a completed application.</TD>
</TR>

Wire money from your bank:

<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=5%>•</TD>
<TD WIDTH=95%>
Have your Registered Representative call Principal Mutual Funds (1-800-521-1502) for an account number and wiring instructions.</TD>
</TR>

<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=5%>•</TD>
<TD WIDTH=95%>
For both initial and subsequent purchases, federal funds should be wired to:<BR>
       Norwest Bank Iowa, N.A.<BR>
       Des Moines, Iowa 50309<BR>
       ABA No.: 073000228<BR>
       For credit to: Principal Special Markets Fund<BR>
       Account No.: 3000499968<BR>
       For credit: Principal Special Markets Fund, Portfolios<BR>
       Shareholder Account No. __________________<BR>
       Shareholder Registration __________________</TD>
</TR>

<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=5%>•</TD>
<TD WIDTH=95%>
Give the number and instructions to your bank (which may charge a wire fee). </TD>
</TR>

<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=5%>•</TD>
<TD WIDTH=95%>
To buy shares the same day, the wire must be received before 3:00 p.m. Central Time. </TD>
</TR>

<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=5%>•</TD>
<TD WIDTH=95%>
No wires are accepted on days when the New
York Stock Exchange is closed or when the Federal Reserve is closed (because the bank that would receive your wire is closed).</TD>
</TR>

<H2 ALIGN=LEFT>OFFERING PRICE OF SHARES</H2>

The Fund offers shares of each Portfolio continuously through
Princor Financial Services Corporation which is the principal underwriter for the Fund and sells shares as agent for the Fund. Shares are sold to the public at net asset value, subject to the minimum investment requirements. In certain circumstances, Princor Financial Services Corporation will compensate its registered representatives or a selected dealer with whom it has entered into a selling agreement for their efforts in distributing shares of the fund.
Compensation is an ongoing fee in an amount up to 0.10% on an annualized basis of the average net asset value of shares held in your account the establishment of which is attributable to the efforts of the registered representative or selected dealer.

<H2 ALIGN=LEFT>TO SELL SHARES</H2>

After you place a sell order in proper form, shares are sold using the next share price calculated. There is no charge for a sale. Generally, the sale proceeds are sent out on the next business day after the sell order has been placed. At your request, the check will be sent overnight (a $15 overnight fee will be deducted from your account unless other arrangements are made). The
Fund can only sell shares after your check making the Fund investment has cleared your bank. To avoid the inconvenience of a delay in obtaining sale proceeds, shares may be purchased with a cashier’s check, money order or certified check. A sell order from one owner is binding on all joint owners.

Selling shares may create a gain or a loss for federal (and state) income tax purposes. You should maintain accurate records for use in preparing your income tax returns.

Generally, sales proceeds checks are:

<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=5%>•</TD>
<TD WIDTH=95%>
payable to all owners on the account (as shown in the account registration) and</TD>
</TR>

<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=5%>•</TD>
<TD WIDTH=95%>
mailed to address on the account (if not changed within last month) or previously authorized bank account. </TD>
</TR>

For other payment arrangements, please call Principal Mutual
Funds (1-800-521-1502).

You should also call Principal Mutual Funds (1-800-521-1502) for special instructions that may apply to sales from accounts:

<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=5%>•</TD>
<TD WIDTH=95%>
when an owner has died; or</TD>
</TR>

<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=5%>•</TD>
<TD WIDTH=95%>
owned by corporations, partnerships, agents or fiduciaries.</TD>
</TR>

<H2 ALIGN=LEFT>Sell shares by mail</H2>

<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=5%>•</TD>
<TD WIDTH=95%>
     Send a letter (signed by the owner of the account) to Principal Mutual Funds
     P. O. Box 10423
     Des Moines Iowa 50306-9780</TD>
</TR>

<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=5%>•</TD>
<TD WIDTH=95%>
Specify the Fund and account number.</TD>
</TR>

<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=5%>•</TD>
<TD WIDTH=95%>
Specify the Portfolio(s).</TD>
</TR>

<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=5%>•</TD>
<TD WIDTH=95%>
Specify the number of shares or the dollar amount to be sold.</TD>
</TR>

<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=5%>•</TD>
<TD WIDTH=95%>
A signature guarantee* will be required if the:</TD>
</TR>

<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=5%></TD>
<TD WIDTH=5%>•</TD>
<TD WIDTH=95%>
account address has been changed within one month of the sell order; or</TD>
</TR>

<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=5%></TD>
<TD WIDTH=5%>•</TD>
<TD WIDTH=90%>
check is payable to a party other than the account shareholder(s) or Principal
Life Insurance Company. * If required, the signature(s) must be guaranteed by a commercial bank, trust company, credit union,</TD>
</TR>

<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=15%> </TD>
<TD WIDTH=85%>
savings and loan, national securities exchange member or brokerage firm. A signature guaranteed by a notary public or savings bank is not acceptable.</TD>
</TR>

<BR>
<H2 ALIGN=LEFT>Sell shares by telephone* (1-800-521-1502)</H2>

<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=5%>•</TD>
<TD WIDTH=95%>
Address on account must not have been changed within the last month and telephone privileges must apply to the account from which the shares are being sold.</TD>
</TR>

<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=5%>•</TD>
<TD WIDTH=95%>If our phone lines are busy, you may need to send in a written sell order.</TD>
</TR>

<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=5%>•</TD>
<TD WIDTH=95%>
To sell shares the same day, the order must be received before the close of normal trading on the New York Stock Exchange (generally 3:00 p.m. Central
Time).</TD>
</TR>

<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=5%>•</TD>
<TD WIDTH=95%>
If previously authorized, checks can be sent to a shareholder's U.S. bank account.</TD>
</TR>

<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=5%></TD>
<TD WIDTH=5%>*</TD>
<TD WIDTH=90%>
The Fund and transfer agent reserve the right to refuse telephone orders to sell shares. The shareholder is liable for a loss resulting from a fraudulent telephone order that the Fund reasonably believes is genuine. The Fund will use reasonable procedures to assure instructions are genuine. If the procedures are not followed, the Fund may be liable for loss due to unauthorized or fraudulent transactions. The procedures include: recording all telephone instructions, requesting personal identification information (name, phone number, social security number, birth date, etc.) and sending written confirmation to the address on the account.</TD>
</TR>

<BR>

<H2 ALIGN=LEFT>Periodic withdrawal plans</H2>

You may set up a periodic withdrawal plan on a monthly, quarterly, semiannual or annual basis to:

<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=5%>•</TD>
<TD WIDTH=95%>
sell a fixed number of shares ($100 initial minimum amount), or</TD>
</TR>

<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=5%>•</TD>
<TD WIDTH=95%>
sell enough shares to provide a fixed amount of money ($100 initial minimum amount).</TD>
</TR>

<BR>
You can set up a periodic withdrawal plan by:

<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=5%>•</TD>
<TD WIDTH=95%>
completing the applicable section of the application; or</TD>
</TR>

<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=5%>•</TD>
<TD WIDTH=95%>
sending us your written instructions (and share certificate, if any, issued for the account). </TD>
</TR>

<BR>

Your periodic withdrawal plan continues until

<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=5%>•</TD>
<TD WIDTH=95%>
you instruct us to stop, or</TD>
</TR>

<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=5%>•</TD>
<TD WIDTH=95%>
your Fund account balance is zero.</TD>
</TR>

<BR>

When you set up the withdrawal plan, you select which day you want the sale made (if none selected, the sale will be made on the 15th of the month). If the selected date is not a trading day, the sale will take place on the next trading day (if that day falls in the month after your selected date, the transaction will take place on the trading day before your selected date. If telephone privileges apply to the account, you may change the date or amount by telephoning us at 1-800-521-1502.

<H2 ALIGN=LEFT>GENERAL INFORMATION ABOUT A FUND ACCOUNT</H2>

<H2 ALIGN=LEFT>Statements</H2>

You will receive quarterly statements. The statements provide the number and value of shares you own, transactions during the quarter, dividends declared or paid and other information. The year end statement includes information for all transactions that took place during the year.
Please review your statement as soon as your receive it. Keep your statements as you may need them for tax reporting purposes.

Generally, each time you buy, sell or exchange shares between
Portfolios, you will receive a confirmation in the mail shortly thereafter. It summarizes all the key information; what you bought or sold, the amount of the transaction, and other vital data.

Certain purchases and sales are only included on your quarterly statement. These include accounts when the only activity during the quarter:

<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=5%>•</TD>
<TD WIDTH=95%>
is purchase of shares from reinvested dividends and/or capital gains; and</TD>
</TR>

<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=5%>•</TD>
<TD WIDTH=95%>
sales under a periodic withdrawal plan.</TD>
</TR>

<BR>

<H2 ALIGN=LEFT>Signature Guarantees</H2>

Certain transactions require that your signature be guaranteed.
If required, the signature(s) must be guaranteed by a commercial bank, trust company, credit union, savings and loan, national securities exchange member or brokerage firm. A signature guaranteed by a notary public or savings bank is not acceptable. Signature guarantees are required:

<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=5%>•</TD>
<TD WIDTH=95%>
if you sell more than $100,000 from any one Portfolio;</TD>
</TR>

<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=5%>•</TD>
<TD WIDTH=95%>
if a sales proceeds check is payable to other than the account shareholder(s), Principal Life Insurance
Company or one of its affiliates;</TD>
</TR>

<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=5%>•</TD>
<TD WIDTH=95%>
to change ownership of an account;</TD>
</TR>

<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=5%>•</TD>
<TD WIDTH=95%>
to add telephone transaction services and/or wire privileges to an existing account; </TD>
</TR>

<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=5%>•</TD>
<TD WIDTH=95%>
to change bank account information
designated under an existing telephone withdrawal plan; </TD>
</TR>

<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=5%>•</TD>
<TD WIDTH=95%>
to have a sales  proceeds  check mailed to an address  other than the address on the account or to the address on the account if it has been changed within the preceding month; and</TD>
</TR>

<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=5%>•</TD>
<TD WIDTH=95%>
to exchange or transfer among accounts with different ownership.</TD>
</TR>

<BR>

<H2 ALIGN=LEFT>Special Plans</H2>

The Fund reserves the right to amend or terminate the special plans described in this prospectus. Such plans include periodic withdrawal for certain purchasers. You would be notified of any such action to the extent required by law.

<H2 ALIGN=LEFT>Telephone Orders</H2>

The Fund reserves the right to refuse telephone instructions.
You are liable for a loss resulting from a fraudulent telephone instruction that we reasonably believe is genuine. We will use reasonable procedures to assure instructions are genuine. If the procedures are not followed, we may be liable for loss due to unauthorized or fraudulent transactions. The procedures include:
recording all telephone instructions, requesting personal identification information (name, phone number, social security number, birth date, etc.) and sending written confirmation to the shareholder’s address of record.

<H2 ALIGN=LEFT>Financial Statements</H2>

You will receive an annual financial statement for the Fund, examined by the Fund’s independent auditors, Ernst & Young LLP. That report is a part of this prospectus. You will also receive a semiannual financial statement which is unaudited. The following financial highlights are derived from financial statements which were audited by Ernst & Young LLP.

<H2 ALIGN=LEFT>FINANCIAL HIGHLIGHTS</H2>

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
<BR>
<H2 ALIGN=LEFT>INTERNATIONAL EMERGING MARKETS PORTFOLIO  </H2>
<PRE>
                                                              1999         1998         1997(a)
                 --------------------------------------------------  ------------------------
Net Asset Value, Beginning of Period...................       $8.21       $10.14        $9.94
Income from Investment Operations:
   Net Investment Income...............................       .09            .17          .01
   Net Realized and Unrealized Gain (Loss) on Investments    5.10          (1.91)         .21

                       Total from Investment Operations       5.19        (1.74)          .22
Less Dividends and Distributions:
   Dividends from Net Investment Income................       (.09)        (.17)         (.02)
   Excess Distributions from Net Investment Income.....       (.08)          --           --
Distributions from Capital Gains.......................         --         (.02)          --

                      Total Dividends and Distributions       (.17)        (.19)         (.02)


Net Asset Value, End of Period.........................     $13.23         $8.21       $10.14


Total Return...........................................      63.37%       (17.21)%      1.40%(b)


Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............    $129,575      $79,481         $32,488
   Ratio of Expenses to Average Net Assets.............       1.15%        1.15%        1.15%(c)
   Ratio of Net Investment Income to Average Net Assets        .94%        2.11%         .91%(c)
   Portfolio Turnover Rate.............................      107.5%        36.5%        12.3%(c)
</PRE>

<H2 ALIGN=LEFT>INTERNATIONAL SECURITIES PORTFOLIO</H2>
<PRE>
                                                               1999         1998         1997         1996        1995
                                  ---------------------------------  ------------------------         ----        ----
Net Asset Value, Beginning of Period                         $14.90       $14.45       $13.67       $11.70      $11.29
Income from Investment Operations:
   Net Investment Income...............................         .40          .24          .24          .31         .19
   Net Realized and Unrealized Gain on Investments.....        3.60         1.12         1.46         2.46        1.11

                       Total from Investment Operations        4.00         1.36         1.70         2.77        1.30
Less Dividends and Distributions:
   Dividends from Net Investment Income................       (.41)        (.23)        (.24)        (.16)        (.10)
   Excess Distributions from Net Investment Income.....         --           --           --         (.07)        (.07)
   Distributions from Capital Gains....................      (1.66)        (.68)        (.68)        (.57)        (.72)
   Excess Distributions from Capital Gains.............       (.19)          --           --           --           --

                      Total Dividends and Distributions      (2.26)        (.91)        (.92)        (.80)       (.89)

Net Asset Value, End of Period.........................      $16.64       $14.90       $14.45       $13.67      $11.70


Total Return...........................................      27.89%        9.55%       12.55%       24.12%      12.02%

Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............     $61,341      $47,912      $37,684      $28,161     $17,251
   Ratio of Expenses to Average Net Assets.............        .90%         .90%         .90%         .90%        .90%
   Ratio of Net Investment Income to Average Net Assets       2.74%        1.60%        1.73%        1.90%       1.79%
   Portfolio Turnover Rate.............................       71.4%        36.7%        30.8%        25.5%       46.0%
</PRE>

<H2 ALIGN=LEFT>INTERNATIONAL SMALLCAP PORTFOLIO</H2>

<PRE>
                                                              1999         1998         1997(a)
                                -------------------------------------------------------------
Net Asset Value, Beginning of Period...................      $11.06        $9.97        $9.86
Income from Investment Operations:
   Net Investment Income (Operating Loss)..............        (.01)         .07          .01
   Net Realized and Unrealized Gain on Investments.....        9.25         1.11          .12

                       Total from Investment Operations        9.24         1.18          .13
Less Dividends and Distributions:
   Dividends from Net Investment Income................          --         (.07)        (.02)
   Distributions from Capital Gains....................       (1.46)        (.02)          --

                      Total Dividends and Distributions       (1.46)        (.09)        (.02)


Net Asset Value, End of Period.........................      $18.84       $11.06        $9.97

Total Return...........................................      85.93%        11.92%        1.59%(b)


Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............    $154,892      $83,330      $31,968
   Ratio of Expenses to Average Net Assets.............       1.00%        1.00%        1.00%(c)
   Ratio of Net Investment Income (Operating Loss)
     to Average Net Assets.............................      (.06)%         .78%         .91%(c)
   Portfolio Turnover Rate.............................      236.3%        88.5%        30.3%(c)
</PRE>

<H2 ALIGN=LEFT>MORTGAGE-BACKED SECURITIES PORTFOLIO</H2>

<PRE>
                                                               1999         1998         1997         1996        1995
                                    ---------------------------------------------------------         ----        ----
Net Asset Value, Beginning of Period                         $10.39       $10.27        $9.93       $10.17       $9.11
Income from Investment Operations:
   Net Investment Income...............................         .63          .65          .64          .64         .65
   Net Realized and Unrealized Gain (Loss) on Investments      (.60)         .12          .34         (.24)       1.06

                       Total from Investment Operations         .03          .77          .98          .40        1.71
Less Dividends from Net Investment Income..............        (.63)        (.65)        (.64)        (.64)       (.65)

Net Asset Value, End of Period.........................       $9.79       $10.39       $10.27         $9.93      $10.17


Total Return...........................................        .30%        7.74%       10.18%        4.20%      19.26%

Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............      $5,045      $14,861      $13,796      $14,968     $14,253
   Ratio of Expenses to Average Net Assets.............        .45%         .45%         .45%         .45%        .45%
   Ratio of Net Investment Income to Average Net Assets       6.24%        6.28%        6.37%        6.51%       6.66%
   Portfolio Turnover Rate.............................       17.0%        13.8%        15.5%        28.7%       41.8%
</PRE>




<H2 ALIGN=LEFT>Notes to Financial Highlights</H2>

<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=5%><SUP>(a)</SUP></TD>
<TD WIDTH=95%>
Period from November 26, 1997, date shares first offered to the public, through December 31, 1997. Net investment income, aggregating $.02 per share for the International Emerging Markets Portfolio and $.01 per share for the International SmallCap Portfolio for the period from the initial purchase of shares on November 17, 1997 through November 25, 1997, was recognized, none of which was distributed to the sole shareholder, Principal Life Insurance Company.
Additionally, the portfolios incurred unrealized losses on investments of $.08 per share and $.15 per share respectively, during the interim period. This represents activities of each portfolio prior to the initial offering.</TD>
</TR>

<BR>
<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=5%><SUP>(b)</SUP></TD>
<TD WIDTH=95%>
Total return amounts have not been annualized.</TD>
</TR>

<BR>
<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=5%><SUP>(c)</SUP></TD>
<TD WIDTH=95%>
Computed on an annualized basis.</TD>
</TR>

<BR>

Additional information about the Fund is available in the
Statement of Additional Information dated April 3, 2000 and which is part of this prospectus. Information about the Fund’s investments is also available in the Fund’s annual and semi-annual reports to shareholders. The Statement of Additional Information and annual and semi-annual reports can be obtained free of charge by writing or telephoning Princor Financial Services Corporation, P.O. Box 10423, Des Moines, IA 50306. Telephone 1-800-451-5447.

Information about the Fund can be reviewed and copied at the
Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 1-800-SEC-0330. Reports and other information about the Fund are available on the Commission’s internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009.

The U.S. Government does not insure or guarantee an investment in the Fund.

Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, nor are shares of the Fund federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

Principal Special Markets Fund, Inc. SEC File 811-07572

<H1 ALIGN=CENTER>PART B</H1>

<H1 ALIGN=CENTER><U><U><U>PRINCIPAL SPECIAL MARKETS FUND, INC.</U></U></U><U><U></U></U></H1>

<H1 ALIGN=CENTER>INTERNATIONAL EMERGING MARKETS PORTFOLIO</H1>

<H1 ALIGN=CENTER>INTERNATIONAL SECURITIES PORTFOLIO</H1>

<H1 ALIGN=CENTER>INTERNATIONAL SMALLCAP PORTFOLIO</H1>

<H1 ALIGN=CENTER>MORTGAGE-BACKED SECURITIES PORTFOLIO</H1>

<H1 ALIGN=CENTER>Statement of Additional Information</H1>

<H1 ALIGN=CENTER>dated April 3, 2000</H1>

This Statement of Additional Information provides information about each Portfolio in addition to the information that is contained in the Prospectus, dated April 3, 2000.

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus, a copy of which can be obtained free of charge by writing or telephoning:

<H1 ALIGN=CENTER>Princor Financial Services Corporation<BR>
P.O. Box 10423<BR>
Des Moines, Iowa 50306-0423<BR>
Telephone: 1-800-451-5447</H1>


FV 76 B-9

<H1 ALIGN=CENTER>TABLE OF CONTENTS</H1>
<PRE>
Investment Policies and Restrictions ....................................  2
Investments .............................................................  4
Directors and Officers of the Fund....................................... 14
Manager and Sub-Advisor ................................................. 16
Cost of Manager's Services .............................................. 17
Brokerage on Purchases and Sales of Securities .......................... 20
Offering Price .......................................................... 23
Determination of Net Asset Value ........................................ 23
Performance Calculation ................................................. 24
Tax Treatment, Dividends and Distributions .............................. 26
Financial Statements..................................................... 27
</PRE>



<H1 ALIGN=LEFT>INVESTMENT POLICIES AND RESTRICTIONS</H1>

The following information supplements the information provided in the Prospectus under the caption "Certain
Investment Strategies and Related Risks."

<H1 ALIGN=LEFT>INVESTMENT RESTRICTIONS</H1>

In implementing the investment policies of the Portfolios, the
Fund is subject to fundamental and nonfundamental restrictions. Nonfundamental restrictions may be changed by the Board of Directors without shareholder approval. Fundamental restrictions may only be changed by a vote of the lesser of (i) 67% or more of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares. The required shareholder approval shall be effective with respect to a Portfolio if a majority of the outstanding voting securities of that Portfolio votes to approve the matter, notwithstanding that the matter has not been approved by a majority of the outstanding voting securities of the Fund or of any other Portfolio affected by the matter.

The investment objective and investment policies and restrictions of each Portfolio discussed in the Prospectus and the Statement of Additional Information, except for those investment restrictions identified below under the caption “Fundamental Restrictions,” are not fundamental and may be changed by the Fund’s Board of Directors without shareholder approval. Shareholders must be given 30 days prior written notice before the investment objectives of the Portfolios may be amended at the discretion of the Board of Directors.

All percentage limitations apply at the time of acquisition of a security, and any subsequent change in any applicable percentage resulting from changes in the values or nature of a Portfolio’s assets will not require elimination of the security from the Portfolio.

Fundamental Restrictions.   Each of the following restrictions is fundamental and may not be changed without shareholder approval. Each Portfolio will not (unless specifically excepted):

<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=5%> </TD>
<TD WIDTH=5%>(1)</TD>
<TD WIDTH=95%>
With respect to 75% of its total assets, purchase the securities of any issuer if the purchase would cause more than 5% of the total assets of the Portfolio to be invested in the securities of any one issuer (other than securities issued or guaranteed by the United States Government or its agencies or instrumentalities) or cause more than 10% of the outstanding voting securities of any one issuer to be held by the Portfolio.</TD>
</TR>

<BR>
<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=5%> </TD>
<TD WIDTH=5%>(2)</TD>
<TD WIDTH=95%>
Borrow money, except (a) for temporary or emergency purposes in an amount not to exceed 5% of the value of the Portfolio's total assets at the time of the borrowing and (b) for any purpose from banks in an amount not to exceed one-third of the Portfolio's total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings deemed to be senior securities.</TD>
</TR>

<BR>
<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=5%> </TD>
<TD WIDTH=5%>(3)</TD>
<TD WIDTH=95%>
Issue any senior  securities as defined in the  Investment  Company Act of 1940.
For purposes of this restriction,  purchasing and selling  securities,  currency and futures  contracts  and  options  and  borrowing  money in  accordance  with restrictions described herein do not involve the issuance of a senior security.</TD>
</TR>

<BR>
<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=5%> </TD>
<TD WIDTH=5%>(4)</TD>
<TD WIDTH=95%>
Act as an underwriter of securities, except to the extent the Portfolio may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.</TD>
</TR>

<BR>
<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=5%> </TD>
<TD WIDTH=5%>(5)</TD>
<TD WIDTH=95%>
Concentrate its investments in any particular industry or industries, except that the Portfolio may invest not more than 25% of the value of its total assets in a single industry. For purposes of this restriction, foreign government and supranational issuers are not considered members of any industry.</TD>
</TR>

<BR>
<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=5%> </TD>
<TD WIDTH=5%>(6)</TD>
<TD WIDTH=95%>
Invest in real estate,  although it may invest in securities that are secured by real estate and securities of issuers that invest or deal in real estate.</TD>
</TR>

<BR>
<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=5%> </TD>
<TD WIDTH=5%>(7)</TD>
<TD WIDTH=95%>
Invest in  commodities  or  commodity  contracts,  but it may  purchase and sell currency and financial futures contracts and options on such contracts.</TD>
</TR>

<BR>
<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=5%> </TD>
<TD WIDTH=5%>(8)</TD>
<TD WIDTH=95%>
Make loans, except that the Portfolio may (i) purchase and hold debt obligations in accordance with its investment objective and policies, (ii) enter into repurchase agreements, and (iii) lend its portfolio securities but not in excess of 33% of the value of its total assets. The deposit of underlying securities and other assets in escrow and other collateral arrangements in connection with options, currency and futures transactions are not deemed to be the making of loans.</TD>
</TR>

<BR>

<U>Nonfundamental Restrictions. </U>  Each of the following restrictions is nonfundamental and may be changed by the
Board of Directors without shareholder approval. Each Portfolio will not (unless specifically excepted):
<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=5%> </TD>
<TD WIDTH=5%>(1)</TD>
<TD WIDTH=95%>
Invest more than 15% of its total assets in  securities  not readily  marketable and in repurchase  agreements maturing in more than seven days. The value of any options  purchased in the  over-the-counter  market are included as part of this
15% limitation.</TD>
</TR>

<BR>
<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=5%> </TD>
<TD WIDTH=5%>(2)</TD>
<TD WIDTH=95%>
Sell securities short (except where the Portfolio holds or has the right to obtain at no added cost a long position in the securities sold that equals or exceeds the securities sold short) or purchase any securities on margin, except it may obtain such short-term credits as are necessary for the clearance of transactions. The deposit or payment of margin in connection with options, currency and futures transactions is not considered the purchase of securities on margin.</TD>
</TR>

<BR>
<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=5%> </TD>
<TD WIDTH=5%>(3)</TD>
<TD WIDTH=95%>
Invest in companies for the purpose of exercising control or management.</TD>
</TR>

<BR>
<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=5%> </TD>
<TD WIDTH=5%>(4)</TD>
<TD WIDTH=95%>
Purchase puts, calls, straddles, spreads or any combination thereof if by reason thereof the value of its aggregate investment in such classes of securities will exceed 5% of its total assets. Options will be used solely for hedging purposes;
not for speculation.</TD>
</TR>

<BR>
<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=5%> </TD>
<TD WIDTH=5%>(5)</TD>
<TD WIDTH=95%>
Invest more than 5% of its assets in initial margin and premiums on futures contracts and options on such contracts.</TD>
</TR>

<BR>
<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=5%> </TD>
<TD WIDTH=5%>(6)</TD>
<TD WIDTH=95%>
Purchase  securities of other  investment  companies if the purchase would cause more  than  10% of its  total  assets  to be  invested  in  securities  of other investment  companies  or more than 5% of its total assets to be invested in the securities  of any  investment  company or would cause the Portfolio to own more than 3% of the outstanding  voting securities of any investment  company.  These
restrictions   do  not  apply  to  purchases  in   connection   with  a  merger,
consolidation,  or plan of reorganization.  [For purposes of these restrictions, privately  issued  collateralized  mortgage  obligations  will not be treated as investment  company  securities  if issued  by  "Exemptive  Issuers."  Exemptive
Issuers are defined as unmanaged,  fixed-asset issuers that (i) invest primarily in  mortgage-backed  securities,  (ii) do not  issue  redeemable  securities  as defined in section 2(a)(32) of the Investment Company Act of 1940, (iii) operate under  general  exemptive  orders  exempting  them from "all  provisions  of the
Investment  Company Act of 1940," and (iv) are not registered or regulated under the Investment Company Act of 1940 as investment companies.]</TD>
</TR>

<BR>
<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=5%> </TD>
<TD WIDTH=5%>(7)</TD>
<TD WIDTH=95%>
Pledge,   mortgage  or  hypothecate  its  assets,  except  to  secure  permitted borrowings.  The deposit of underlying securities and other assets in escrow and other collateral  arrangements in connection with options,  currency and futures transactions are not deemed to be pledges or other encumbrances.</TD>
</TR>

<BR>
<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=5%> </TD>
<TD WIDTH=5%>(8)</TD>
<TD WIDTH=95%>
Purchase warrants in excess of 5% of its total assets, of which 2% may be invested in warrants that are not listed on the New York, American or Toronto
Stock Exchanges or the Chicago Board Options Exchange. This restriction does not apply to warrants included in units or attached to other securities.</TD>
</TR>

<BR>
<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=5%> </TD>
<TD WIDTH=5%>(9)</TD>
<TD WIDTH=95%>
Invest in interests in oil, gas or other mineral exploration or development programs, although the Portfolio may invest in securities of issuers that invest in or sponsor such programs.</TD>
</TR>

<BR>
<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=5%> </TD>
<TD WIDTH=5%>(10)</TD>
<TD WIDTH=95%>
Purchase securities of any issuer having less than three years' continuous operation (including operations of any predecessors) if such purchase would cause the value of the Portfolio's investments in all such issuers to exceed 5% of the value of its total assets (this restriction does not apply to the Mortgage-Backed Securities Portfolio).</TD>
</TR>

<BR>
<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=5%> </TD>
<TD WIDTH=5%>(11)</TD>
<TD WIDTH=95%>
Purchase or retain in its portfolio securities of any issuer if those officers or directors of the Fund or its Manager owning beneficially more than one-half of 1% (0.5%) of the securities of the issuer together own beneficially more than 5% of such securities.</TD>
</TR>

<BR>
<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=5%> </TD>
<TD WIDTH=5%>(12)</TD>
<TD WIDTH=95%>
Invest in arbitrage transactions.</TD>
</TR>

<BR>
<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=5%> </TD>
<TD WIDTH=5%>(13)</TD>
<TD WIDTH=95%>
Invest in mineral leases.</TD>
</TR>

<BR>
<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=5%> </TD>
<TD WIDTH=5%>(14)</TD>
<TD WIDTH=95%>
Invest in real estate limited partnership interests.</TD>
</TR>

<BR>
<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=5%> </TD>
<TD WIDTH=5%>(15)</TD>
<TD WIDTH=95%>
Invest more than 25% of the value of its total assets (i) in the securities issued by a single foreign government; or (ii) in securities issued by supranational issuers.</TD>
</TR>

<BR>

The Manager will waive its management fee on Portfolio assets invested in securities of other open-end investment companies and will generally invest only in those open-end investment companies that have investment policies requiring investment in securities comparable to those in which the Portfolio invests.

<H2 ALIGN=LEFT>INVESTMENTS</H2>

The following information further supplements the discussion of the investment objectives and policies in the Prospectus under the caption
“Certain Investment Strategies and Related Risks.”

In making selections of equity securities, the Sub-Advisor,
Invista Capital Management LLC (“Invista”) will use an approach described broadly as fundamental analysis. Fundamental analysis consists of three steps. First is the continuing study of basic economic factors in an effort to conclude what the future general economic climate is likely to be over the next one to two years. Second, given some conviction as to the likely economic climate, Invista attempts to identify the prospects for the major industrial, commercial and financial segments of the economy, by looking at such factors as demand for products, capacity to produce, operating costs, pricing structure, marketing techniques, adequacy of raw materials and components, domestic and foreign competition, and research productivity, to ascertain prospects for each industry for the near and intermediate term. Finally, Invista determines what the earnings prospects are for individual companies within each industry by considering the same types of factors described above. Invista evaluates these earnings prospects in relation to the current price of the securities of each company.

Although each Portfolio may pursue the investment practices described under the captions Restricted Securities, Foreign Securities, Spread
Transactions, Options on Securities and Securities Indices, and Futures
Contracts and Options on Futures Contracts, Currency Contracts, Repurchase
Agreements, Lending of Portfolio Securities and When-Issued and Delayed Delivery
Securities, none of the Portfolios currently intends to commit during the present fiscal year more than 5% of its net assets to any of the practices, with the exception that the Mortgage-Backed Securities Portfolio may commit more than 5% of its net assets in When-Issued and Delayed Delivery Securities. The
International Emerging Markets Portfolio, International Securities Portfolio and
International SmallCap Portfolio will each invest more than 5% of its net assets in foreign securities. Each Portfolio may commit more than 5% of its assets to Currency Contracts.

<H2 ALIGN=LEFT><U><U><U>Restricted Securities</U></U></U><U><U></U></U></H2>

Each Portfolio is subject to an investment restriction that limits its investments in illiquid securities to 15% of its net asset value. In computing the Portfolio’s net asset value per share, illiquid securities are valued at their fair value as determined in good faith by or under the direction of the Board of Directors.

Each Portfolio may acquire securities that are subject to legal or contractual restrictions upon resale. Securities subject to such restrictions
(“restricted securities”) are frequently treated as illiquid for purposes of the 15% restriction. Such securities may be sold only in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933 (“1933 Act”) or in a transaction which is exempt from the registration requirements of that act. One such exemption is provided by Rule 144A under the 1933 Act, pursuant to which certain restricted securities may be sold at a readily ascertainable price. The Board of Directors has adopted procedures to determine the liquidity of restricted securities qualifying for Rule 144A treatment, and any such securities so determined to be liquid will be excluded when applying the Portfolio’s limitation on illiquid securities. To the extent Rule 144A securities held by a Portfolio should become illiquid because of a lack of interest on the part of qualified institutional investors, the overall liquidity of the Portfolio could be adversely affected.

When registration of a restricted security is required, a
Portfolio may be obligated to pay all or a part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Portfolio may be permitted to sell the security under an effective registration statement. If during such a period adverse market conditions were to develop, the Portfolio might obtain a less favorable price than prevailed when it decided to sell.

<H2 ALIGN=LEFT><U><U><U>Foreign Securities</U></U></U><U><U></U></U></H2>

Investment in foreign securities presents certain risks, including those resulting from fluctuations in currency exchange rates, revaluation of currencies, the imposition of foreign taxes, the withholding of taxes on dividends at the source, future political and economic developments including war, expropriations, nationalization, the possible imposition of currency exchange controls and other foreign governmental laws or restrictions, reduced availability of public information concerning issuers, and the fact that foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic issuers. Moreover, securities of many foreign issuers may be less liquid and their prices more volatile than those of comparable domestic issuers. In addition, transactions in foreign securities may be subject to higher costs, and the time for settlement of transactions in foreign securities may be longer than the settlement period for domestic issuers. A Portfolio’s investment in foreign securities may also result in higher custodial costs and the costs associated with currency conversions.

Securities of many foreign issuers may be less liquid and their prices more volatile than those of comparable domestic issuers. In particular, securities markets in emerging market countries are known to experience long delays between the trade and settlement dates of securities purchased and sold, potentially resulting in a lack of liquidity and greater volatility in the price of securities on those markets. In addition, investments in smaller companies may present greater opportunities for capital appreciation, but may also involve greater risks than large, mature issuers. Such companies may have limited product lines and financial resources. Their securities may trade in more limited volume than larger companies and may therefore experience significantly more price volatility and less liquidity than securities of larger companies. As a result of these factors, the Boards of Directors of the Funds have adopted
Daily Pricing and Valuation Procedures for the Funds which set forth the steps to be followed by the Manager and Sub-Advisor to establish a reliable market or fair value if a reliable market value is not available through normal market quotations. Oversight of this process is provided by the Executive Committee of the Boards of Directors.

<H2  ALIGN=LEFT><U><U><U>Spread  Transactions,  Options on  Securities  and
Securities  Indices,  Futures  Contracts and Options on Futures  Contracts,  and
Currency Contracts</U></U></U><U><U></U></U></H2>

Except as specifically indicated otherwise, each Portfolio may engage in the practices described under this heading to attempt to hedge market value, interest rate and currency risks and, in certain cases, to enhance its income.

<H2 ALIGN=LEFT>     <U><U><U>Spread Transactions</U></U></U><U><U></U></U></H2>


<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=10%> </TD>
<TD WIDTH=90%>
A Portfolio may purchase from securities dealers covered spread options. Such covered spread options are not presently exchange listed or traded. The purchase of a spread option gives the Portfolio the right to put, or sell, a security that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that the Portfolio does not own, but which is used as a benchmark. The risk to the Portfolio in purchasing covered spread options is the cost of the premium paid for the spread option and any transaction costs. In addition, there is no assurance that closing transactions will be available. The purchase of spread options can be used to protect the Portfolio against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities. The security covering the spread option will be maintained in a segregated account by the Portfolio’s custodian. A security covered by a spread option is not considered to be “pledged” as that term is used in the Portfolio’s policy limiting the pledging or mortgaging of assets.</TD>
</TR>

<BR>

<H2 ALIGN=LEFT>     <U><U><U>Options on
Securities and Securities Indices</U></U></U><U><U></U></U></H2>

<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=10%> </TD>
<TD WIDTH=90%>
Each
Portfolio may write (sell) and purchase call and put options on securities in which it may invest and on securities indices based on securities in which the Portfolio may invest. The Portfolio may write call and put options to generate additional revenue, and may write and purchase call and put options in seeking to hedge against a decline in the value of securities owned or an increase in the price of securities which the Portfolio plans to purchase.</TD>
</TR>

<BR>

<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=10%> </TD>
<TD WIDTH=90%>
<U><U><U>Writing
Covered Call and Put Options</U></U></U><U><U></U></U>. When a Portfolio writes a call option, it gives the purchaser of the option, in return for the premium it receives, the right to buy from the Portfolio the underlying security at a specified price at any time before the option expires. When a Portfolio writes a put option, it gives the purchaser of the option, in return for the premium it receives, the right to sell to the Portfolio the underlying security at a specified price at any time before the option expires.</TD>
</TR>

<BR>

<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=10%> </TD>
<TD WIDTH=90%>
The premium received by a Portfolio, when it writes a put or call option, reflects, among other factors, the current market price of the underlying security, the relationship of the exercise price to the market price, the time period until the expiration of the option and interest rates. The premium will generate additional income for the Portfolio if the option expires unexercised or is closed out at a profit. By writing a call, a Portfolio limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option, but it retains the risk of loss if the price of the security should decline. By writing a put, a Portfolio assumes the risk that it may have to purchase the underlying security at a price that may be higher than its market value at time of exercise.</TD>
</TR>

<BR>

<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=10%> </TD>
<TD WIDTH=90%>
The Portfolios write only covered options and will comply with applicable regulatory and exchange cover requirements. A Portfolio will own the underlying security covered by any outstanding call option that it has written or will be able to acquire such security through the exercise of conversion privileges on convertible securities or otherwise at no additional cost. With respect to an outstanding put option that it has written, each Portfolio will deposit and maintain with its custodian cash, U.S. Government securities or other liquid securities with a value at least equal to the exercise price of the option.</TD>
</TR>

<BR>

<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=10%> </TD>
<TD WIDTH=90%>
Once a Portfolio has written an option, it may terminate its obligation, before the option is exercised, by effecting a closing transaction, which is accomplished by the Portfolio’s purchasing an option of the same series as the option previously written. The Portfolio will have a gain or loss depending on whether the premium received when the option was written exceeds the closing purchase price plus related transaction costs.</TD>
</TR>

<BR>

<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=10%> </TD>
<TD WIDTH=90%>
<U><U><U>Purchasing
Call and Put Options</U></U></U><U><U></U></U>. When a Portfolio purchases a call option, it receives, in return for the premium it pays, the right to buy from the writer of the option the underlying security at a specified price at any time before the option expires. The Portfolio may purchase call options in anticipation of an increase in the market value of securities that it intends ultimately to buy. During the life of the call option, the Portfolio would be able to buy the underlying security at the exercise price regardless of any increase in the market price of the underlying security. In order for a call option to result in a gain, the market price of the underlying security must rise to a level that exceeds the sum of the exercise price, the premium paid and transaction costs. If the option expires unexercised, the Portfolio will lose the premium paid and any transaction costs incurred.</TD>
</TR>

<BR>

<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=10%> </TD>
<TD WIDTH=90%>
When a Portfolio purchases a put option, it receives, in return for the premium it pays, the right to sell to the writer of the option the underlying security at a specified price at any time before the option expires. The Portfolio may purchase put options in anticipation of a decline in the market value of the underlying security. During the life of the put option, the Portfolio would be able to sell the underlying security at the exercise price regardless of any decline in the market price of the underlying security. In order for a put option to result in a gain, the market price of the underlying security must decline, during the option period, below the exercise price sufficiently to cover the premium and transaction costs.</TD>
</TR>

<BR>

<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=10%> </TD>
<TD WIDTH=90%>
Once a Portfolio has purchased an option, it may close out its position by selling an option of the same series as the option previously purchased. The
Portfolio will have a gain or loss depending on whether the closing sale price exceeds the initial purchase price plus related transaction costs.</TD>
</TR>

<BR>

<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=10%> </TD>
<TD WIDTH=90%>
<U><U><U>Options
on Securities Indices</U></U></U><U><U></U></U>. Each Portfolio may purchase and sell put and call options on any securities index based on securities in which the Portfolio may invest. Securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities. A Portfolio would engage in transactions in put and call options on securities indices for the same purposes, as it would engage in transactions in options on securities. When a Portfolio writes call options on securities indices, it will hold in its portfolio underlying securities which, in the judgment of Invista, correlate closely with the securities index and which have a value at least equal to the aggregate amount of the securities index options.</TD>
</TR>

<BR>

<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=10%> </TD>
<TD WIDTH=90%>
<U><U><U>Risks
Associated with Options Transactions</U></U></U><U><U></U></U>. An options position may be closed out only on an exchange which provides a secondary market for an option of the same series. Although a Portfolio will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time. For some options, no secondary market on an exchange or elsewhere may exist. If a Portfolio is unable to effect closing sale transactions in options it has purchased, the Portfolio would have to exercise its options in order to realize any profit and may incur transaction costs upon the purchase or sale of underlying securities pursuant thereto. If a Portfolio is unable to effect a closing purchase transaction for a covered option that it has written, it will not be able to sell the underlying securities, or dispose of the assets held in a segregated account, until the option expires or is exercised. A Portfolio’s ability to terminate option positions established in the over-the-counter market may be more limited than for exchange-traded options and may also involve the risk that broker-dealers participating in such transactions might fail to meet their obligations.</TD>
</TR>

<BR>

<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=10%> </TD>
<TD WIDTH=90%>
A Portfolio’s hedging strategy that employs options on a securities index may be unsuccessful due to imperfect correlation between the securities in the index and the securities owned by the Portfolio. In addition, if Invista is incorrect in predicting the direction of stock prices, interest rates and other economic factors, hedging through the use of options could result in a lower return than if the Portfolio had not hedged its investments.</TD>
</TR>

<BR>

<H2 ALIGN=LEFT>     <U><U><U>Futures
Contracts and Options on Futures</U></U></U><U><U></U></U></H2>


<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=10%> </TD>
<TD WIDTH=90%>
Each Portfolio may purchase and sell financial futures contracts and options on those contracts. Financial futures contracts are commodities contracts based on financial instruments such as U.S. Treasury bonds or bills or on securities indices such as the S&P 500 Index. Futures contracts, options on futures contracts and the commodity exchanges on which they are traded are regulated by the Commodity Futures Trading Commission (“CFTC”). Through the
purchase and sale of futures contracts and related options, a Portfolio may seek to hedge against a decline in securities owned by the Portfolio or an increase in the price of securities, which the Portfolio plans to purchase.</TD>
</TR>

<BR>

<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=10%> </TD>
<TD WIDTH=90%>
<U><U><U>Futures
Contracts</U></U></U><U><U></U></U>. When a Portfolio sells a futures contract based on a financial instrument, the Portfolio becomes obligated to deliver that kind of instrument at a specified future time for a specified price. When a Portfolio purchases the futures contract, it becomes obligated to take delivery of the instrument at a specified time and to pay the specified price. In most instances, these contracts are closed out by entering into an offsetting transaction before the settlement date, thereby canceling the obligation to make or take delivery of specific securities. The Portfolio realizes a gain or loss depending on whether the price of an offsetting purchase plus transaction costs are less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase plus transaction costs. Although a Portfolio will usually liquidate futures contracts on financial instruments in this manner, it may instead make or take delivery of the underlying securities whenever it appears economically advantageous to do so.</TD>
</TR>

<BR>

<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=10%> </TD>
<TD WIDTH=90%>
A futures contract based on a securities index provides for the purchase or sale of a group of securities at a specified future time for a specified price. These contracts do not require actual delivery of securities, but result in a cash settlement based upon the difference in value of the index between the time the contract was entered into and the time it is liquidated, which may be at its expiration or earlier if it is closed out by entering into an offsetting transaction.</TD>
</TR>

<BR>

<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=10%> </TD>
<TD WIDTH=90%>
When a futures contract is purchased or sold a brokerage commission is paid, but unlike the purchase or sale of a security or option, no price or premium is paid or received. Instead, an amount of cash or U.S. Government securities, which varies, but is generally about 5% of the contract amount, is deposited by the Portfolio with its custodian for the benefit of the futures commission merchant through which the Portfolio engages in the transaction. This amount is known as “initial margin.” It does not involve the borrowing of funds by the Portfolio to finance the transaction, but instead represents a “good faith” deposit assuring the performance of both the purchaser and the seller under the futures contract. It is returned to the Portfolio upon termination of the futures contract, if all the Portfolio’s contractual obligations have been satisfied.</TD>
</TR>

<BR>

<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=10%> </TD>
<TD WIDTH=90%>
Subsequent   payments  to  and  from  the  broker,   known  as   “variation
margin,”  are  required  to be made on a daily  basis  as the  price of the futures contract  fluctuates,  making the long or short positions in the futures
contract  more  or  less  valuable,   a  process  known  as   “marking   to
market.” If the position is closed out by taking an opposite position prior to the  settlement  date  of the  futures  contract,  a final  determination  of variation margin is made,  additional cash is required to be paid to or released by the broker, and the Portfolio realizes a loss or gain.</TD>
</TR>

<BR>

<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=10%> </TD>
<TD WIDTH=90%>
In using futures contracts, a Portfolio will seek to establish more certainly than would otherwise be possible the effective price of or rate of return on portfolio securities or securities that the Portfolio proposes to acquire. A
Portfolio, for example, may sell futures contracts in anticipation of a rise in interest rates which would cause a decline in the value of its debt investments.
When this kind of hedging is successful, the futures contracts should increase in value when the Portfolio’s debt securities decline in value and thereby keep the Portfolio’s net asset value from declining as much as it otherwise would. A Portfolio may also sell futures contracts on securities indices in anticipation of or during a stock market decline in an endeavor to offset a decrease in the market value of its equity investments. When a Portfolio is not fully invested and anticipates an increase in the cost of securities it intends to purchase, it may purchase financial futures contracts. When increases in the prices of equities are expected, a Portfolio may purchase futures contracts on securities indices in order to gain rapid market exposure that may partially or entirely offset increases in the cost of the equity securities it intends to purchase.</TD>
</TR>

<BR>

<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=10%> </TD>
<TD WIDTH=90%>
<U><U><U>Options
on Futures</U></U></U><U><U></U></U>. A Portfolio may also purchase and write call and put options on futures contracts. A call option on a futures contract gives the purchaser the right, in return for the premium paid, to purchase a futures contract (assume a long position) at a specified exercise price at any time before the option expires. A put option gives the purchaser the right, in return for the premium paid, to sell a futures contract (assume a short position), for a specified exercise price, at any time before the option expires.</TD>
</TR>

<BR>

<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=10%> </TD>
<TD WIDTH=90%>
Upon the exercise of a call, the writer of the option is obligated to sell the futures contract (to deliver a long position to the option holder) at the option exercise price, which will presumably be lower than the current market price of the contract in the futures market. Upon exercise of a put, the writer of the option is obligated to purchase the futures contract (deliver a short position to the option holder) at the option exercise price, which will presumably be higher than the current market price of the contract in the futures market.
However, as with the trading of futures, most options are closed out prior to their expiration by the purchase or sale of an offsetting option at a market price that will reflect an increase or a decrease from the premium originally paid.</TD>
</TR>

<BR>

<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=10%> </TD>
<TD WIDTH=90%>
Options on futures can be used to hedge substantially the same risks as might be addressed by the direct purchase or sale of the underlying futures contracts.
For example, if a Portfolio anticipated a rise in interest rates and a decline in the market value of the debt securities in its portfolio, it might purchase put options or write call options on futures contracts instead of selling futures contracts.</TD>
</TR>

<BR>

<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=10%> </TD>
<TD WIDTH=90%>
If a Portfolio purchases an option on a futures contract, it may obtain benefits similar to those that would result if it held the futures position itself. But in contrast to a futures transaction, the purchase of an option involves the payment of a premium in addition to transaction costs. In the event of an adverse market movement, however, the Portfolio will not be subject to a risk of loss on the option transaction beyond the price of the premium it paid plus its transaction costs.</TD>
</TR>

<BR>

<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=10%> </TD>
<TD WIDTH=90%>
When a Portfolio writes an option on a futures contract, the premium paid by the purchaser is deposited with the Portfolio’s custodian, and the Portfolio must maintain with its custodian all or a portion of the initial margin requirement on the underlying futures contract. The Portfolio assumes a risk of adverse movement in the price of the underlying futures contract comparable to that involved in holding a futures position. Subsequent payments to and from the broker, similar to variation margin payments, are made as the premium and the initial margin requirement are marked to market daily. The premium may partially offset an unfavorable change in the value of portfolio securities, if the option is not exercised, or it may reduce the amount of any loss incurred by the Portfolio if the option is exercised.</TD>
</TR>

<BR>

<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=10%> </TD>
<TD WIDTH=90%>
<U><U><U>Risks
Associated with Futures Transactions</U></U></U><U><U></U></U>. There are a number of risks associated with transactions in futures contracts and related options. A Portfolio’s successful use of futures contracts is subject to Invista’s ability to predict correctly the factors affecting the market values of the Portfolio’s portfolio securities. For example, if a Portfolio was hedged against the possibility of an increase in interest rates which would adversely affect debt securities held by the Portfolio and the prices of those debt securities instead increased, the Portfolio would lose part or all of the benefit of the increased value of its securities which it hedged because it would have offsetting losses in its futures positions. Other risks include imperfect correlation between price movements in the financial instrument or securities index underlying the futures contract, on the one hand, and the price movements of either the futures contract itself or the securities held by the Portfolio, on the other hand. If the prices do not move in the same direction or to the same extent, the transaction may result in trading losses.</TD>
</TR>

<BR>

<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=10%> </TD>
<TD WIDTH=90%>
Prior to exercise or expiration, a position in futures may be terminated only by entering into a closing purchase or sale transaction. This requires a secondary market on the relevant contract market. The Portfolio will enter into a futures contract or related option only if there appears to be a liquid secondary market. There can be no assurance, however, that such a liquid secondary market will exist for any particular futures contract or related option at any specific time. Thus, it may not be possible to close out a futures position once it has been established. Under such circumstances, the Portfolio would continue to be required to make daily cash payments of variation margin in the event of adverse price movements. In such situations, if the Portfolio has insufficient cash, it may be required to sell portfolio securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. In addition, the
Portfolio may be required to perform under the terms of the futures contracts it holds. The inability to close out futures positions also could have an adverse impact on a Portfolio’s ability effectively to hedge its portfolio.</TD>
</TR>

<BR>

<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=10%> </TD>
<TD WIDTH=90%>
Most United States futures  exchanges limit the amount of fluctuation  permitted in futures  contract  prices  during a single  trading  day.  This  daily  limit establishes  the maximum  amount that the price of a futures  contract  may vary either up or down from the previous day’s  settlement price at the end of a trading  session.  Once the daily limit has been reached in a particular type of contract,  no more trades may be made on that day at a price  beyond that limit.
The daily limit governs only price movements during a particular trading day and therefore  does not limit  potential  losses  because  the limit may prevent the liquidation of unfavorable positions.  Futures contract prices have occasionally moved to the daily limit for several  consecutive trading days with little or no
trading,   thereby  preventing  prompt  liquidation  of  futures  positions  and subjecting some futures traders to substantial losses.</TD>
</TR>

<BR>

<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=10%> </TD>
<TD WIDTH=90%>
<U><U><U>Limitations
on the Use of Futures and Options on Futures</U></U></U><U><U></U></U>. The Fund intends that each Portfolio will come within an exclusion from the definition of “commodity pool operator” provided by CFTC regulations by complying with certain limitations on the use of futures and related options prescribed by those regulations.</TD>
</TR>

<BR>

<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=10%> </TD>
<TD WIDTH=90%>
No Portfolio will purchase or sell futures contracts or options thereon if immediately thereafter the aggregate initial margin and premiums exceed 5% of the fair market value of the Portfolio’s assets, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into (except that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount generally may be excluded in computing the 5%).</TD>
</TR>

<BR>

<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=10%> </TD>
<TD WIDTH=90%>
The Portfolios will enter into futures contracts and related options transactions only for <U><U><U>bona fide </U></U></U><U><U></U></U> s permitted by the CFTC and for other appropriate risk management purposes, if any, which the CFTC may deem appropriate for mutual funds excluded from the regulations governing commodity pool operators. A Portfolio is not permitted to engage in speculative futures trading. Invista will determine that the price fluctuations in the futures contracts and options on futures used for hedging or risk management purposes for a Portfolio are substantially related to price fluctuations in securities held by the Portfolio or which it expects to purchase. In pursuing traditional hedging activities, each Portfolio will sell futures contracts or acquire puts to protect against a decline in the price of securities that the Portfolio owns, and each Portfolio will purchase futures contracts or calls on futures contracts to protect the Portfolio against an increase in the price of securities the Portfolio intends to purchase before it is in a position to do so.</TD>
</TR>

<BR>

<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=10%> </TD>
<TD WIDTH=90%>
When a Portfolio purchases a futures contract, or purchases a call option on a futures contract, it will comply with applicable cover requirements, such as maintaining an amount of cash, cash equivalents or short-term high grade fixed income securities in a segregated account with the Portfolio’s custodian, so that the amount so segregated plus the amount of initial margin held for the account of its broker equals the market value of the futures contract.</TD>
</TR>

<BR>

<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=10%> </TD>
<TD WIDTH=90%>
A Portfolio will not maintain open short positions in futures contracts, call options written on futures contracts, and call options written on securities indices if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of that portion of its securities portfolio being hedged by those futures and options plus or minus the unrealized gain or loss on those open positions, adjusted for the historical volatility relationship between that portion of the portfolio and the contracts
(<U><U><U>i.e.</U></U></U><U><U></U></U>, the Beta volatility factor). To the extent a Portfolio has written call options on specific securities in that portion of its portfolio, the value of those securities will be deducted from the current market value of that portion of the securities portfolio. If this limitation should be exceeded at any time, the Portfolio will take prompt action to close out the appropriate number of open short positions to bring its open futures and options positions within this limitation.</TD>
</TR>

<BR>

<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=10%> </TD>
<TD WIDTH=90%>
<U><U><U>Currency Contracts</U></U></U><U><U></U></U></TD>
</TR>

<BR>

<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=10%> </TD>
<TD WIDTH=90%>
The International Emerging Markets Portfolio, International Securities Portfolio and
International SmallCap Portfolio each may engage in currency transactions with securities dealers, financial institutions or other parties that are deemed credit worthy by Invista to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange-listed currency futures contracts and options thereon and exchange-listed and over-the-counter options on currencies. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon the parties, at a price set at the time of the contract.</TD>
</TR>

<BR>

<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=10%> </TD>
<TD WIDTH=90%>
A Portfolio will engage in currency transactions only for hedging and other non-speculative purposes, including transaction hedging and position hedging.
Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of a Portfolio, which will generally arise in connection with the purchase or sale of the Portfolio’s portfolio securities or the receipt of income from them. Position hedging is entering into a currency transaction with respect to portfolio securities positions denominated or generally quoted in that currency. A Portfolio will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held by the Portfolio that are denominated or generally quoted in or currently convertible into the currency, other than with respect to proxy hedging as described below.</TD>
</TR>

<BR>

<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=10%> </TD>
<TD WIDTH=90%>
A Portfolio may cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to increase or decline in value relative to other currencies to which the Portfolio has or in which the Portfolio expects to have exposure. To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of its securities, a Portfolio may also engage in proxy hedging. Proxy hedging is often used when the currency to which a Portfolio’s holding is exposed is difficult to hedge generally or difficult to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency, the changes in the value of which are generally considered to be linked to a currency or currencies in which some or all of a Portfolio’s securities are or are expected to be denominated, and to buy dollars. The amount of the contract would not exceed the market value of the Portfolio’s securities denominated in linked currencies.</TD>
</TR>

<BR>

<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=10%> </TD>
<TD WIDTH=90%>
Except when a Portfolio enters into a forward contract in connection with the purchase or sale of a security denominated in a foreign currency or for other non-speculative purposes, which requires no segregation, a currency contract that obligates the Portfolio to buy or sell a foreign currency will generally require the Portfolio to place any asset, including equity securities and non-investment grade debt, in a segregated account, so long as the asset is liquid and marked to the market daily. The amount so segregated shall be equal to the amount of the Portfolio’s obligation.</TD>
</TR>

<BR>

<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=10%> </TD>
<TD WIDTH=90%>
Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to a Portfolio if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, the risk exists that the perceived linkage between various currencies may not be present or may not be present during the particular time that a Portfolio is engaging in proxy hedging. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sale of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.
These forms of governmental actions can result in losses to a Portfolio if it is unable to deliver or receive currency or monies in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Currency exchange rates may also fluctuate based on factors extrinsic to a country’s economy.
Buyers and sellers of currency futures contracts are subject to the same risks that apply to the use of futures contracts generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures contracts is relative new, and the ability to establish and close out positions on these options is subject to the maintenance of a liquid market that may not always be available.</TD>
</TR>

<BR>
<H2 ALIGN=LEFT>
<U><U><U>Repurchase Agreements</U></U></U><U><U></U></U></H2>


Each Portfolio may invest in repurchase agreements. No Portfolio will enter into repurchase agreements that do not mature within seven days if any such investment, together with other illiquid securities held by the Portfolio, would amount to more than 15% of its assets. Repurchase agreements will typically involve the acquisition by the Portfolio of debt securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. A repurchase agreement provides that the Portfolio will sell back to the seller and that the seller will repurchase the underlying securities at a specified price and at a fixed time in the future. Repurchase agreements may be viewed as loans by a Portfolio collateralized by the underlying securities
(“collateral”). This arrangement results in a fixed rate of return that is not subject to market fluctuation during the Portfolio’s holding period. Although repurchase agreements involve certain risks not associated with direct investments in debt securities, each Portfolio follows procedures established by the Board of Directors that are designed to minimize such risks.
These procedures include entering into repurchase agreements only with large, well-capitalized and well-established financial institutions, which have been approved by the Board of Directors and which Invista believes present minimum credit risks. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including accrued interest. In the event of a default or bankruptcy by a selling financial institution, the affected Portfolio bears a risk of loss. In seeking to liquidate the collateral, a Portfolio may be delayed in or prevented from exercising its rights and may incur certain costs. Further to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Portfolio could suffer a loss.

<H2 ALIGN=LEFT>
<U><U><U>Lending of Portfolio Securities</U></U></U><U><U></U></U></H2>



All Portfolios may lend their portfolio securities. None of the
Portfolios will lend its portfolio securities if as a result the aggregate of such loans made by the Portfolio would exceed the limits established by the
Investment Company Act. Portfolio securities may be lent to unaffiliated broker-dealers and other unaffiliated qualified financial institutions provided that such loans are callable at any time on not more than five business days’ notice and that cash or government securities equal to at least 100%
of the market value of the securities loaned, determined daily, is deposited by the borrower with the Portfolio and is maintained each business day. While such securities are on loan, the borrower pays the Portfolio any income accruing thereon. The Portfolio may invest any cash collateral, thereby earning additional income, and may receive an agreed-upon fee from the borrower.
Borrowed securities must be returned when the loan terminates. Any gain or loss in the market value of the borrowed securities which occurs during the term of the loan belongs to the Portfolio and its shareholders. A Portfolio pays reasonable administrative, custodial and other fees in connection with such loans and may pay a negotiated portion of the interest earned on the cash or government securities pledged as collateral to the borrower or placing broker. A
Portfolio does not normally retain voting rights attendant to securities it has lent, but it may call a loan of securities in anticipation of an important vote.

<H2 ALIGN=LEFT>
<U><U><U>When-Issued and Delayed Delivery Securities</U></U></U><U><U></U></U></H2>


Each of the Portfolios may from time to time purchase securities on a when-issued basis and may purchase or sell securities on a delayed delivery basis. The price of such a transaction is fixed at the time of the commitment, but delivery and payment take place on a later settlement date, which may be a month or more after the date of the commitment. No interest accrues to the purchaser during this period, and the securities are subject to market fluctuation, which involves the risk for the purchaser that yields available in the market at the time of delivery may be higher than those obtained in the transaction. Each Portfolio will only purchase securities on a when-issued or delayed delivery basis for the purpose of acquiring the securities and not for the purpose of investment leverage or to speculate on interest rate changes, but a Portfolio may sell the securities before the settlement date, if such action is deemed advisable. At the time a Portfolio makes the commitment to purchase securities on a when-issued or delayed delivery basis, the Fund will record the transaction and thereafter reflect the value, each day, of the securities in determining the net asset value of the Portfolio. Each Portfolio will also establish a segregated account with its custodian bank in which it will maintain cash or cash equivalents, United States Government securities and other high grade debt obligations equal in value to the Portfolio’s commitments for such when-issued or delayed delivery securities. The availability of liquid assets for this purpose and the effect of asset segregation on a Portfolio’s ability to meet its current obligations, to honor requests for redemption and to have its investment portfolio managed properly will limit the extent to which the Portfolio may engage in forward commitment agreements.
Except as may be imposed by these factors, there is no limit on the percent of a Portfolio’s total assets that may be committed to transactions in such agreements.

<H2 ALIGN=LEFT><U><U><U>Portfolio
Turnover</U></U></U><U><U></U></U></H2>

Portfolio turnover will normally differ for each Portfolio, may vary from year to year, as well as within a year, and may be affected by portfolio sales necessary to meet cash requirements for redemption of Portfolio shares. The portfolio turnover rate for a Portfolio is calculated by dividing the lesser of purchases or sales of its portfolio securities during the fiscal year by the monthly average of the value of its portfolio securities (excluding from the computation all securities, including options, with maturities at the time of acquisition of one year or less). A high rate of portfolio turnover generally involves correspondingly greater brokerage commission expenses, which must be borne directly by the Portfolio.

The Mortgage-Backed Securities Portfolio intends to be active in the forward commitment market when the return from holding forward positions appears to be greater than the return from holding the actual securities. The
Portfolio will enter into forward commitment contracts to purchase securities for the purpose of acquiring those securities and not for the purpose of investment leverage or to speculate on interest rate changes, but as delivery dates approach, a determination will be made whether to take delivery of a specific forward position, or sell that position and purchase another forward position. Because of this strategy, it is anticipated that its annual portfolio turnover rate should generally exceed 100% and may be as much as 600% or more, although this rate should not be construed as a limiting factor. The effect of a high turnover rate would be to incur more transaction expenses than would be incurred at a lower turnover rate, and there is no assurance that the additional transactions that cause the higher turnover rate would result in gains for the Portfolio or in sufficient gains to offset the increased transaction expenses.
The annualized portfolio turnover rates for each portfolio for its most recent and immediately preceding fiscal year were as follows (annualized when reporting period is less than one year): International Emerging Markets 107.5% and 36.5%;
International Securities 71.4% and 36.7%; International SmallCap Portfolio
236.3% and 88.5%; Mortgage-Backed Securities 17.0% and 13.8%.

<H1 ALIGN=LEFT>DIRECTORS AND OFFICERS OF THE FUND</H1>

The following listing discloses the principal occupations and other principal business affiliations of the Fund’s Officers and Directors during the past five years. All Directors and Officers listed here also hold similar positions with each of the other mutual funds sponsored by Principal
Life Insurance Company. All mailing addresses are The Principal Financial Group,
Des Moines, Iowa 50392, unless otherwise indicated.

<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=5%></TD>
<TD WIDTH=5%>@</TD>
<TD WIDTH=90%>
James D. Davis, 66, Director.  4940 Center Court,  Bettendorf,  Iowa.  Attorney.
Vice President, Deere and Company, retired.</TD>
</TR>

<BR>
<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=5%></TD>
<TD WIDTH=5%>*&</TD>
<TD WIDTH=90%>
Ralph C. Eucher,  47,  Director and President.  Vice  President,  Principal Life
Insurance Company since 1999. Director and President, Princor Financial Services
Corporation  and Principal  Management  Corporation  since 1999.  Prior thereto,
Second Vice President, Principal Life Insurance Company.</TD>
</TR>

<BR>
<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=5%></TD>
<TD WIDTH=5%>@</TD>
<TD WIDTH=90%>
Pamela A.  Ferguson,  56,  Director,  4112 River Oaks Drive,  Des Moines,  Iowa.
Professor of Mathematics, Grinnell College since 1998. Prior thereto, President,
Grinnell College.</TD>
</TR>

<BR>
<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=5%></TD>
<TD WIDTH=5%>*&</TD>
<TD WIDTH=90%>
J. Barry Griswell,  51,  Director and Chairman of the Board.  President and CEO,
Principal Life Insurance  Company since 2000;  President,  1998-2000;  Executive
Vice  President,  1996-1998.  Senior Vice  President,  1991-1996.  Director  and
Chairman of the Board,  Principal  Management  Corporation and Princor Financial
Services Corporation.</TD>
</TR>

<BR>
<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=5%></TD>
<TD WIDTH=5%>@&</TD>
<TD WIDTH=90%>
Barbara A. Lukavsky, 59, Director. 13731 Bay Hill Court, Clive, Iowa. President and CEO, Barbican Enterprises, Inc. since 1997. President and CEO, Lu San ELITE
USA, L.C., 1985-1998.</TD>
</TR>

<BR>
<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=5%></TD>
<TD WIDTH=5%>*</TD>
<TD WIDTH=90%>
Craig L. Bassett, 48, Treasurer. Second Vice President and Treasurer,  Principal
Life Insurance Company since 1998. Director - Treasury, 1996-1998. Prior thereto, Associate Treasurer.</TD>
</TR>

<BR>
<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=5%></TD>
<TD WIDTH=5%>*</TD>
<TD WIDTH=90%>
Michael J. Beer, 39, Executive Vice President. Executive Vice President, Princor
Financial Services Corporation and Principal Management  Corporation since 1999.
Senior Vice President and Chief Operating Officer, 1997-1999. Vice President and
Chief Operating Officer, 1995-1997. Prior thereto, Financial Officer.</TD>
</TR>

<BR>
<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=5%></TD>
<TD WIDTH=5%>*</TD>
<TD WIDTH=90%>
Arthur  S.  Filean,  61,  Senior  Vice  President  and  Secretary.  Senior  Vice
President,  Princor  Financial  Services  Corporation  and Principal  Management
Corporation since 2000. Vice President,  Princor Financial Services Corporation,
1990-2000. Vice President, Principal Management Corporation, 1996-2000.</TD>
</TR>

<BR>
<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=5%></TD>
<TD WIDTH=5%>*</TD>
<TD WIDTH=90%>
Ernest H. Gillum, 44, Vice President and Assistant  Secretary.  Vice President -
Product  Development,  Princor  Financial  Services  Corporation  and  Principal
Management  Corporation  since 2000.  Vice  President -  Compliance  and Product
Development,  Princor Financial  Services  Corporation and Principal  Management
Corporation,   1998-2000.   Assistant  Vice  President,   Registered   Products,
1995-1998. Prior thereto, Product Development and Compliance Officer.</TD>
</TR>

<BR>
<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=5%></TD>
<TD WIDTH=5%></TD>
<TD WIDTH=90%>
Jane E. Karli,  43, Assistant  Treasurer.  Assistant  Treasurer,  Principal Life
Insurance  Company  since 1998.  Senior  Accounting  and Custody  Administrator,
1994-1998; Prior thereto, Senior Investment Cost Accountant.</TD>
</TR>

<BR>
<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=5%></TD>
<TD WIDTH=5%>*</TD>
<TD WIDTH=90%>
Michael D. Roughton,  48, Counsel. Vice President and Senior Securities Counsel,
Principal  Life  Insurance  Company  since 1999.  Counsel,  1994-1999.  Counsel,
Invista Capital  Management,  LLC, Princor  Financial  Services  Corporation and
Principal Management Corporation.</TD>
</TR>

<BR>
<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=5%></TD>
<TD WIDTH=5%>*</TD>
<TD WIDTH=90%>
Layne  Rasmussen,  41,  Controller.  Controller,  Principal  Mangement Corp. and
Princor  Financial  Services Corp. since 1995.  Prior thereto,  Manager - Mutual
Fund Accounting.</TD>
</TR>

<BR>
<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=5%></TD>
<TD WIDTH=5%>*</TD>
<TD WIDTH=90%>
Jean  B.  Schustek,  48,  Assistant  Vice  President  and  Assistant  Secretary.
Assistant  Vice  President - Registered  Products,  Princor  Financial  Services
Corporation since 2000. Prior thereto, Compliance Officer - Registered Products.</TD>
</TR>

<BR>
<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=5%></TD>
<TD WIDTH=5%>*</TD>
<TD WIDTH=90%>
Traci Weldon, 34, Assistant Counsel.  Counsel,  Principal Life Insurance Company
since 1999. Assistant Counsel 1998-1999.  Assistant State Attorney General, Iowa
Attorney  General's  Office,  1994-1998.   Prior  thereto,   Investment  Banker,
Kirkpatrick Pettis.</TD>
</TR>

<BR>
<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=5%></TD>
<TD WIDTH=5%>@</TD>
<TD WIDTH=90%>
Member of Audit and Nominating Committee.</TD>
</TR>

<BR>
<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=5%></TD>
<TD WIDTH=5%>*</TD>
<TD WIDTH=90%>
Affiliated with the Manager of the Fund or its parent and considered an “Interested Persons,” as defined in the Investment Company Act of 1940, as amended.</TD>
</TR>

<BR>

<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=5%></TD>
<TD WIDTH=5%>&</TD>
<TD WIDTH=90%>
Member of the Executive Committee. The Executive Committee is elected by the Board of Directors and may exercise all the powers of the Board of Directors, with certain exceptions, when the Board is not in session and shall report its actions to the Board.</TD>
</TR>

<BR>
<PRE>

                                 COMPENSATION TABLE*
                         fiscal year ended December 31, 1999      Compensation
     Director                Compensation from the Fund        from Fund Complex
     --------            -----------------------------------   -----------------
James D. Davis                       $2,400                         $55,050
Pamela A. Ferguson                   $2,400                         $50,850
Barbara A. Lukavsky                  $2,400                         $50,250

* The Fund does not provide retirement benefits for any of the directors.

</PRE>

As of March 6, 2000, Principal Life Insurance Company, a life insurance company organized in 1879 under the laws of Iowa, its subsidiaries and affiliates owned of record and beneficially the following number of shares or percentage of the outstanding shares of each Portfolio:

<HR SIZE=5 NOSHADE>

<PRE>
                                                   % of Outstanding
                 Portfolio                                Shares
                 ---------                                ------
International Emerging Markets Portfolio                 83.5%
International Securities Portfolio                       43.1%
International SmallCap Portfolio                         98.6%
Mortgage-Backed Securities Portfolio                    100.0%
</PRE>
<HR SIZE=5 NOSHADE>

As of March 6, 2000, the Officers and Directors of the Fund as a
group owned less than 1% of the outstanding shares of any Portfolio of the Fund.

As of March 6, 2000,  the  following  shareholders  of the Fund
owned  5%  or  more  of  the   outstanding   shares  of  any  Portfolio  of  the
Fund:

<HR SIZE=5 NOSHADE>


<PRE>
                                                                      Percentage
             Name                                Address            of Ownership
             ----                                -------            ------------
International Emerging Markets Portfolio
ConAgra Master Pension Trust               1 Enterprise Drive             15.4%
                                           Quincy, MA  02171-2126
International Securities Portfolio
Centurion Life Insurance Company           206 8th Street                 16.6%
                                           Des Moines, IA  50309-3805

Norwest Financial Pension Trust            206 8th Street                  7.3%
                                           Des Moines, IA  50309-3805

Miter & Co.                                P.O. Box 2977                   7.3%
                                           Milwaukee, WI  53201-2977

Pigeon & Co.                               P.O. Box 2479                  12.6%
                                           San Antonio, TX  78298-2479

</PRE>
<HR SIZE=5 NOSHADE>

<H2 ALIGN=LEFT>MANAGER AND SUB-ADVISOR</H2>

The Manager of each Portfolio of the Fund is Principal
Management Corporation, a wholly-owned subsidiary of Princor Financial Services
Corporation which is an affiliate of Principal Life Insurance Company, a life insurance company organized in 1879 under the laws of the state of Iowa. The address of the Manager is The Principal Financial Group, Des Moines, Iowa
50392-0200. The Manager was organized on January 10, 1969 and since that time has managed various mutual funds sponsored by Principal Life Insurance
Company.

The Manager has executed an agreement with Invista Capital
Management, Inc. (“Invista”) under which Invista has agreed to assume the obligations of the Manager to provide investment advisory services for each Portfolio and to reimburse the Manager for the other costs it incurs under the Management Agreement. Invista, an indirectly wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager, was founded in 1985 and manages investments for institutional investors, including Principal
Life. Assets under management at December 31, 1999 were approximately $35.3 billion. Invista’s address is 1800 Hub Tower, 699 Walnut, Des Moines, Iowa
50309.

Each of the persons affiliated with the Fund who is also an affiliated person of the Manager or Invista is named below, together with the capacities in which such person is affiliated with the Fund, Invista and the
Manager:

<PRE>
                       Office Held With                 Office Held With
      Name                  Each Fund                  The Manager/Invista
      ----             -------------------             -------------------
Craig L. Bassett       Treasurer                       Treasurer (Manager)
Michael J. Beer        Executive Vice President        Executive Vice President and
                                                         Chief Operating Officer
                                                         (Manager)
Ralph C. Eucher        Director and                    Director and President
                       President                         (Manager)
Arthur S. Filean       Senior Vice President and       Senior Vice President
                         Secretary                       (Manager)
Ernest H. Gillum       Vice President and              Vice President - Product
                         Assistant Secretary            Development (Manager)
J. Barry Griswell      Director and Chairman           Director and Chairman of
                         of the Board                    the Board (Manager)
Layne Rasmussen        Controller                      Controller - Mutual Funds
                                                         (Manager)
Michael D. Roughton    Counsel                         Counsel (Manager; Invista)
Jean B. Schustek       Assistant Vice President and     Assistant Vice President -
                         Assistant Secretary             Registered Products
                                                          (Manager)
</PRE>

<H2 ALIGN=LEFT>COST OF MANAGER'S SERVICES</H2>

The Manager has entered into a Management Agreement with the
Fund that requires the Manager to act as investment adviser and manager of each Portfolio. As compensation for its services and other responsibilities, the Manager receives a fee computed and accrued daily and payable monthly. Under a Sub-Advisory Agreement between Invista and the Manager, Invista performs all investment advisory responsibilities of the Manger under the Management
Agreement and receive the full amount of the compensation paid by the Fund to the Manager.

The Management Fees are computed at the following annual rates:

<PRE>
                                                                    Fees as a
                                                                    Percent of
                                 Fees Computed On                  Average Daily
          Portfolio           Net Asset Value of Portfolio          Net Assets
          ---------------------------------------------------------------------
International Emerging
  Markets Portfolio              First $250 million                   1.15%
                                 Next $250 million                    1.05%
                                 Over $500 million                    0.95%
International Securities
  Portfolio                      Entire Portfolio                     0.90%

International SmallCap
  Portfolio                      First $250 million                   1.00%
                                 Next $250 million                    0.90%
                                 Over $500 million                    0.80%
Mortgage-Backed Securities
    Portfolio                    Entire Portfolio                     0.45%
</PRE>

The net assets of each portfolio on December 31, 1999 and the rate of the fee for each portfolio for investment management services as provided in the Management Agreement for the fiscal year then ended were as follows:

<HR SIZE=5 NOSHADE>
<PRE>
                                                             Management Fee for
                                       Net Assets as of      Fiscal Year Ended
             Portfolio                December 31, 1999      December 31, 1999
             ---------                -----------------      -----------------
International Emerging Markets           $129,574,687               1.15%
International Securities                    61,340,966               .90%
International SmallCap                     154,892,162              1.00%
Mortgage Backed Securities                   5,044,844               .45%
</PRE>
<HR SIZE=5 NOSHADE>

Fees paid for investment management services during the periods indicated were as follows:

<HR SIZE=5 NOSHADE>
<PRE>
                                                Management Fees for Fiscal
                                                  Year Ended December 31,
                     Portfolio                       except as noted
                     ---------                    ----------------------
                                        1999             1998            1997
                                        ----             ----            ----
International Emerging Markets      $  1,092,430       $856,612      $  43,775*
International                            463,180        413,285        311,027
Securities                             1,045,204        731,367         37,932*
International SmallCap                    43,225         64,195         67,721
Mortgage-Backed Securities
</PRE>
<HR SIZE=5 NOSHADE>
<TABLE WIDTH=100% CELLPADDING=0 CELLSPACING=0>
<TR VALIGN=TOP>
<TD WIDTH=5%></TD>
<TD WIDTH=5%>*</TD>
<TD WIDTH=90%>
Period beginning November 26, 1997 and ended  December 31, 1997</TD>
</TR>

In addition to investment advisory services, the responsibilities of the Manager under the Management Agreement include various corporate and administrative services, including furnishing the services of its officers and employees that are elected to serve as officers or directors of the Fund; furnishing office space and all necessary office facilities and equipment for the general corporate functions of the Fund; furnishing the services of supervisory and clerical personnel necessary to perform such functions; determining the net asset value per share for the shares of each Portfolio; acting as and performing the services of transfer and paying agent (including preparing and distributing prospectuses, shareholder reports, tax information, notices and proxy statements, making dividend payments, maintaining shareholder records in an open account system and processing redemptions, repurchases and remittances to shareholders); and qualifying Fund shares for sale in various jurisdictions.

In addition, the Manager is responsible for all expenses of each
Portfolio except (i) the management fee paid to it by the Fund, (ii) taxes, including in case of redeemed shares any initial transfer taxes, (iii) portfolio brokerage fees and incidental brokerage expenses, (iv) interest and (v) extraordinary expenses. Since brokerage fees are treated as part of the price paid or received upon the purchase or sale of securities and since taxes, interest and extraordinary expenses are expected to be minimal, the management fee should tend to give shareholders an idea as to the expected level of operating expenses of the Portfolios in which they invest. This arrangement is different from the fee structures of most mutual funds where one fee is paid to the investment adviser for advisory services and many or all other expenses involved with the operation of the fund are paid directly by the fund.

Under the terms of the Sub-Advisory Agreement with the Manager,
Invista has agreed to reimburse the Manager for all of its costs in performing corporate and administrative services and to pay all expenses of the Fund that the Manager has undertaken to pay under the Management Agreement.

The Management Agreement and Sub-Advisory Agreement
(“Agreements”) were last approved by the Fund’s Board of Directors on September 13, 1999. Both agreements provide that each will continue in effect as to any Portfolio from year to year only so long such continuance is specifically approved at least annually either by the Board of Directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund and in either event by vote of a majority of the directors of the Fund who are not interested persons of the Manager, Principal Life Insurance Company (“Principal Life”), the Fund and, in the case of the Sub-Advisory Agreement, Invista, cast in person at a meeting called for the purpose of voting on such approval. Each Agreement may, on sixty days’ written notice, be terminated at any time without the payment of any penalty, by the Board of Directors of the Fund, by vote of a majority of the outstanding voting securities of the Fund, as to any Portfolio by the vote of a majority of the outstanding voting securities of that Portfolio, by the Manager, and in the case of the Sub-Advisory Agreement by Invista. Each Agreement shall automatically terminate in the event of its assignment.

The required shareholder approval of any continuance of either
Agreement shall be effective with respect to any Portfolio if a majority of the outstanding voting securities of that Portfolio votes to approve the continuance, notwithstanding that the amendment may not have been approved by a majority of the outstanding voting securities of the Fund or of any other Portfolio affected by the amendment. If the shareholders of any Portfolio of the Fund fail to approve the continuance of either Agreement and that failure causes the Agreement to be invalid with respect to that Portfolio, the Manager and Invista will continue to act as investment adviser and sub-adviser with respect to that Portfolio pending the required approval of the Agreement’s continuance or of a new contract or other definitive action, provided that the compensation received by each of the Manager and Invista, in case of the invalidity of the Management Agreement, or by Invista, in case of the invalidity of the Sub-Advisory Agreement, in respect of that Portfolio during such period will be no more than its actual costs incurred in furnishing services to that Portfolio or the amount it would have received under the Agreement in respect of that Portfolio, whichever is less.

The Management Agreement may be amended but such amendment will not be effective until specifically approved by vote of the holders of a majority of the Fund’s outstanding voting securities and by vote of a majority of the directors of the Fund who are not interested persons of the Manager, Principal Life or the Fund cast in person at a meeting called for the purpose of voting on such approval. The required shareholder approval of any amendment to the Management Agreement shall be effective with respect to any Portfolio if a majority of the outstanding voting securities of that Portfolio votes to approve the amendment, notwithstanding that the amendment may not have been approved by a majority of the outstanding voting securities of the Fund or of any other Portfolio affected by the matter.

The Manager has entered into an Investment Service Agreement with Principal Life whereby Principal Life has agreed to provide on a part-time basis such employees as the parties may agree are reasonably needed by the Manager and Invista in the performance of investment advisory services (but not corporate or administrative services) under the Management Agreement. Principal Life also agreed to permit such employees, in performing services for the Manager and Invista, full access to statistical and economic data, investment research reports and other non-confidential materials in the files of its Investment Department. For the services of Principal Life employees, the Manager will reimburse Principal Life for the direct and indirect costs fairly attributable to their services performed for the Manager, and the Manager will be reimbursed for such costs by Invista. The Investment Service Agreement contains provisions on continuation and termination comparable to those described above for the Management Agreement. The Management Agreement was last approved by the Funds Board of Directors on September 13, 1999.

<H1 ALIGN=LEFT>BROKERAGE ON PURCHASES AND SALES OF SECURITIES</H1>

In distributing brokerage business arising out of the placement of orders for the purchase and sale of securities for any Portfolio, Invista’s objective is to obtain the best overall terms. In pursuing this objective, Invista considers all matters it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and executing capability of the broker or dealer and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis). This may mean in some instances that Invista will pay a broker commissions that are in excess of the amount of commission another broker might have charged for executing the same transaction when Invista believes that such commissions are reasonable in light of (a) the size and difficulty of transactions (b) the quality of the execution provided and (c) the level of commissions paid relative to commissions paid by other institutional investors. (Such factors are viewed both in terms of that particular transaction and in terms of all transactions that broker executes for accounts over which Invista exercises investment discretion. Invista may purchase securities in the over-the-counter market, utilizing the services of principal market matters, unless better terms can be obtained by purchases through brokers or dealers, and may purchase securities listed on the New York Stock Exchange from non-Exchange members in transactions off the Exchange.)

Invista gives consideration in the allocation of business to services performed by a broker (e.g. the furnishing of statistical data and research generally consisting of information of the following types: analyses and reports concerning issuers, industries, economic factors and trends, portfolio strategy and performance of client accounts). If any such allocation is made, the primary criteria used will be to obtain the best overall terms for such transactions. Invista may pay additional commission amounts for research services but generally does not do so. Such statistical data and research information received from brokers or dealers may be useful in varying degrees and Invista may use it in servicing some or all of the accounts it manages. Some statistical data and research information may not be useful to Invista in managing the client account, brokerage for which resulted in Invista’s receipt of the statistical data and research information. However, in Invista’s opinion, the value thereof is not determinable and it is not expected that Invista’s expenses will be significantly raised since the receipt of such statistical data and research information is only supplementary to Invista’s own research efforts. The Manager, or Sub-advisor, allocated portfolio transactions for the International Emerging Markets, International Securities and International SmallCap Portfolios to certain brokers during the fiscal year ended December 31, 1999 due to research services provided by such brokers. These portfolio transactions resulted in commissions paid to the International Emerging Markets, International and International SmallCap Portfolios broker by the Fund in the amount of $4,210, $9,381 and $2,690, respectively.

Some products and services brokers provide to Invista (such as computer hardware) may perform an administrative function (e.g. client accounting) as well as a research function. In such cases, Invista makes a reasonable allocation of the cost of the product or service according to Invista’s use. Invista pays for the portion of the product or service that consists of research in commission dollars. Invista pays for the portion that provides it with administrative or non-research assistance with its own money. Invista’s allocation of such products and services between research and non-research functions poses a conflict of interest between Invista and its clients.

Annually the officers of Invista call a meeting to determine dollar limits on business done with brokers who provide useful research information. A list of products, research and services is kept in Invista’s office.

Purchases and sales of debt securities and money market instruments usually will be principal transactions and will normally be purchased directly from the issuer or from an underwriter or marketmaker for the securities. Such transactions are usually conducted on a net basis with a Portfolio paying no brokerage commissions. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter and the purchases from dealers serving as marketmakers will include the spread between the bid and asked prices.

The following table shows the brokerage commissions paid during the periods indicated. In each year, 100% of the commissions paid by each Fund went to broker-dealers that provided research, statistical or other factual information.

<HR SIZE=5 NOSHADE>
<PRE>
                                             Total Brokerage Commissions
                                               Paid During Fiscal Year
                    Portfolio                     Ended December 31
                    ---------                     -----------------
                                          1999           1998          1997
                                          ----           ----          ----
International Emerging Markets      $   678,304        $373,096      $99,367
International Securities                198,432         101,586       78,786
International SmallCap                1,330,219         417,318       80,568
Mortgage-Backed Securities                -0-            -0-            -0-
</PRE>
<HR SIZE=5 NOSHADE>


Brokerage commissions paid to affiliates during the year ended
December 31 were as follows:

<H3 ALIGN=CENTER><U><U><U>Commissions Paid to Goldman Sachs & Co.</U></U></U><U><U></U></U></H3>
<PRE>
                                                                     Percent
                                                                    of Dollar
                                        Total      As Percent       Amount of
                                       Dollar       of Total      Commissionable
                Portfolio              Amount     Commissions      Transactions
                ---------              ------     -----------      ------------
International Emerging Markets
         1999                          $27,048       3.99%            4.17%
         1998                           17,124       4.59             6.15
International Securities
         1999                           10,237       5.16             4.70
         1998                            6,290       6.19             4.66
International SmallCap
         1999                          102,707       7.72             8.52
         1998                           11,465       2.75             3.02
</PRE>
<H3 ALIGN=CENTER><U><U><U>Commissions Paid to J.P. Morgan Securities</U></U></U><U><U></U></U></H3>
<PRE>
                                                                     Percent
                                                                    of Dollar
                                        Total      As Percent       Amount of
                                       Dollar       of Total      Commissionable
                Portfolio              Amount     Commissions      Transactions
                ---------              ------     -----------      ------------
International Emerging Markets
         1999                         $30,030        4.33%             5.86%
         1998                          16,910        4.59              6.15
International Securities
         1999                           4,465        2.25              2.62
         1998                           2,320        2.28              1.65
International SmallCap

         1999                           1,604        0.12              0.14
</PRE>
<H3 ALIGN=CENTER><U><U><U>Commissions Paid to Morgan Stanley & Co.</U></U></U><U><U></U></U></H3>
<PRE>
                                                                     Percent
                                                                    of Dollar
                                        Total      As Percent       Amount of
                                       Dollar       of Total      Commissionable
                Portfolio              Amount     Commissions      Transactions
                ---------              ------     -----------      ------------
International Emerging Markets
         1999                         $12,683         1.87%              2.89%
         1998                          20,062         5.38               5.45
         1997                          10,074        10.14              16.63
International Securities
         1999                          18,818         9.48              12.04
         1998                           7,322         7.21               7.48
         1997                           1,394         1.77               1.99
International SmallCap
         1999                          74,405         5.59               7.17
         1998                          24,089         5.77               9.80
</PRE>

Goldman Sachs Asset Management, a separate operating division of
Goldman Sachs & Co., acts as sub-advisor for an account of the Principal Variable Contracts Fund, Inc. In addition, J.P. Morgan Investment Management Inc., an affiliate of J.P. Morgan Securities, acts as a sub-advisor of an account of the Principal Variable Contracts Fund, Inc.

Morgan  Stanley and Co. is affiliated with Morgan Stanley Asset
Management, Inc., which acts as sub-advisor to two accounts of the Principal Variable Contracts Fund and one fund included in the Fund Complex. On December 1, 1998 Morgan Stanley Asset Management, Inc. changed its name to Morgan Stanley Dean Witter Investment Management, Inc. but continues to do business in certain instances using the name Morgan Stanley Asset Management.

The Manager acts as investment advisor for each of the funds sponsored by Principal Life Insurance Company. The Manager or Sub-Advisor, if any, places orders to trade portfolio securities for each of these funds. If, in carrying out the investment objectives of the funds, occasions arise when purchases or sales of the same equity securities are to be made for two or more of the funds at the same time (or, in the case of accounts managed by Invista as Sub-Advisor, for two or more funds and any other accounts managed by Invista), the Manager or Invista may submit the orders to purchase or, whenever possible, to sell, to a broker/dealer for execution on an aggregate or “bunched” basis (including orders for accounts in which Registrant, its affiliates and/or its personnel have beneficial interests). The Manager or Invista may create several aggregate or “bunched” orders relating to a single security at different times during the same day. On such occasions, the Manager or Invista shall compose, before entering an aggregated order, a written Allocation Statement as to how the order will be allocated among the various accounts. Securities purchased or proceeds of sales received on each trading day with respect to each such aggregate or “bunched” order shall be allocated to the various funds (or, in the case of Invista, the various funds and other client accounts) whose individual orders for purchase or sale make up the aggregate or “bunched” order by filling each fund’s (or, in the case of Invista, each fund’s or other client account’s) order in accordance with the Allocation Statement. If the order is partially filled, it shall be allocated pro rata based on the Allocation Statement. Securities purchased for funds (or, in the case of Invista, funds and other client accounts) participating in an aggregate or “bunched” order will be placed into those funds and, where applicable, other client accounts at a price equal to the average of the prices achieved in the course of filling that aggregate or “bunched” order.

If purchases or sales of the same debt securities are to be made for two or more of the funds at the same time, the securities will be purchased or sold proportionately in accordance with the amount of such security sought to be purchased or sold at that time for each fund.

Invista expects aggregation or “bunching” of orders, on average, to reduce slightly the cost of execution. Invista will not aggregate a client’s order if, in a particular instance, it believes that aggregation will increase the client’s cost of execution. In some cases, aggregation or “bunching” of orders may increase the price a client pays or receives for a security or reduce the amount of securities purchased or sold for a client account.

Invista may enter aggregated orders for shares issued in an initial public offering (IPO). In determining whether to enter an order for an IPO for any client account, Invista considers the account’s investment restrictions, risk profile, asset composition and cash level. Accordingly, it is unlikely that every client account will participate in every available IPO. Partially filled orders for IPOs will be allocated to participating accounts in accordance with the procedures set out above. Often, however, the amount of shares designated by an underwriter for Invista’s clients are insufficient to provide a meaningful allocation to each participating account. In such cases, Invista will employ an allocation system it feels treats all participating accounts fairly and equitably over time.

<H1 ALIGN=LEFT>OFFERING PRICE</H1>

Each Portfolio offers its shares continuously through Princor
Financial Services Corporation, which is principal underwriter for the Fund and sells shares as agent for the Fund. Shares are sold at net asset value, without a sales charge. In certain circumstances, Princor Financial Services Corporation will compensate its registered representatives or a selected dealer with whom it has entered into a selling agreement for their efforts in distributing shares held in a customer account the establishment of which is attributable to the efforts of the registered representatives or selected dealer.


<H1 ALIGN=LEFT>DETERMINATION OF NET ASSET VALUE</H1>

The net asset value of the shares of each Portfolio is determined daily, Monday through Friday, as of the close of trading on the New York Stock Exchange, except on days on which changes in the value of a Portfolio’s portfolio securities will not materially affect the current net asset value of that Portfolio’s redeemable securities, on days during which a Portfolio receives no order for the purchase or sale of its redeemable securities and no tender of such a security for redemption, and on customary national business holidays. The Portfolios treat as customary national business holidays those days on which the New York Stock Exchange is closed for New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. The net asset value per share for each Portfolio is determined by dividing the value of securities in the Portfolio’s investment portfolio plus all other assets, less all liabilities, by the number of Portfolio shares outstanding. Securities for which market quotations are readily available, including options and futures traded on an exchange, are valued at market value, which is for exchanged-listed securities, the closing sale price; for United Kingdom-listed securities, the market-maker provided price; and for non-listed equity securities, the bid price. Non-listed corporate debt securities and government securities are usually valued using an evaluated bid price provided by a pricing service. If closing prices are unavailable for exchange-listed securities, generally the bid price, or in the case of debt securities an evaluated bid price, is used to value such securities. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to certain debt securities, preferred stocks, foreign securities and over-the-counter options, the investments are valued by using market quotations, prices provided by market makers, which may include dealers with which the Portfolio has executed transactions, or estimates of market values obtained from yield data and other factors relating to instruments or securities with similar characteristics in accordance with procedures established in good faith by the Board of Directors. Securities with remaining maturities of 60 days or less are valued at amortized cost. Other assets are valued at fair value as determined in good faith through procedures established by the Board of Directors.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing net asset value per share are usually determined as of such times. Occasionally, events which affect the values of such securities and foreign currency exchange rates may occur between the times at which they are generally determined and the close of the New York Stock Exchange and would therefore not be reflected in the computation of the net asset values of the Portfolios. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by the Manager or Invista under procedures established and regularly reviewed by the Board of Directors. To the extent the Portfolio invests in foreign securities listed on foreign exchanges which trade on days on which the Portfolio does not determine its net asset value, for example Saturdays and other customary national U.S. holidays, the Portfolio’s net asset value could be significantly affected on days when shareholders have no access to the Portfolio.

<H1 ALIGN=LEFT>PERFORMANCE CALCULATION</H1>

Each Portfolio may from time to time advertise its performance in terms of total return or yield. The figures used for total return and yield are based on the historical performance of a Portfolio, show the performance of a hypothetical investment and are not intended to indicate future performance. Total return and yield will vary from time to time depending upon market conditions, the composition of a Portfolio’s portfolio and operating expenses. These factors and possible differences in the methods used in calculating performance figures should be considered when comparing a Portfolio’s performance to the performance of some other kind of investment.

A Portfolio may also include in its advertisements performance rankings and other performance-related information published by independent statistical services or publishers, such as Lipper Analytical Services, Weisenberger Investment Companies Services, Money Magazine, Forbes, The Wall Street Journal, Baron’s and Changing Times, and comparisons of the performance of a Portfolio to that of various market indices, such as the S&P 500 Index, Dow Jones Industrials Index, Morgan Stanley Capital International EAFE (Europe, Australia and Far East) Index and World Index, Morgan Stanley Capital International EMF (Emerging Markets Free) Index, Lehman Brothers U.S. Mortgage Index and the Salomon Brothers Investment Grade Bond Index.

<H2 ALIGN=LEFT><U><U><U>Total Return</U></U></U><U><U></U></U></H2>

When advertising total return figures, each Portfolio will include its average annual total return for each of the one, five and ten year periods (or if shorter, the period during which its registration statement has been in effect) that end on the last day of the most recent calendar quarter. Average annual total return is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial $1,000 investment to the ending redeemable value assuming the reinvestment of all dividends and capital gains distributions at net asset value. In its advertising, a Portfolio may also include average annual total return for some other period or cumulative total return for a specified period. Cumulative total return is computed by dividing the difference between the ending redeemable value (assuming the reinvestment of all dividends and capital gains distributions) and the initial investment by the initial investment.

The following table shows as of December 31, 1999 average annual return for each of the Portfolios for the periods indicated:

<PRE>
                Portfolio                1-Year       5-Year         10-Year
    ----------------------------------------------------------------------------

International Emerging Markets         63.37%        16.26%(1)
International Securities               27.89%        17.00%         15.88%(2)
International SmallCap Portfolio       85.93%        42.93%(1)
Mortgage-Backed Securities              0.30%         8.15%          6.17%(2)

(1)  Period beginning November 26, 1997 and ending December 31, 1999.
(2)  Period beginning May 7, 1993 and ending December 31, 1999.
</PRE>


<H2 ALIGN=LEFT><U><U><U>Yield</U></U></U><U><U></U></U></H2>

The Mortgage-Backed Securities Portfolio calculates its yield by determining its net investment income per share for a 30-day (or one month) period, annualizing that figure (assuming semi-annual compounding) and dividing the result by the net asset value per share for the last day of the same period. The yield for the Mortgage-Backed Securities Portfolio as of December 31, 1999 was 6.77%.

A  Portfolio may include in its  advertisements  the compounding effect of reinvested dividends over an extended period of time as illustrated below.

<H2 ALIGN=LEFT>The Power of Compounding</H2>

<PRE>
Years        6%       8%        10%
0         $10,000  $10,000   $10,000
20        $32,071  $46,610   $67,275
</PRE>

Shareholders who choose to reinvest their distributions get the advantage of compounding. Here’s what happens to a $10,000 investment with monthly income reinvested at 6 percent, 8 percent and 10 percent over 20 years.

These figures assume no fluctuation in the value of principal.
This chart is for illustration purposes only and is not intended as an indication of the results a shareholder may receive as a shareholder of a specific Portfolio. The return and capital value of an investment in a Portfolio will fluctuate so that the value, when redeemed, may be worth more or less than the original cost.


A Portfolio may also include in its advertisements an illustration of the impact of income taxes and inflation on earnings from bank certificates of deposit (“CD’s”). The interest rate on the hypothetical CD will be based upon average CD rates for a stated period as reported in the Federal Reserve Bulletin. The illustrated annual rate of inflation will be the core inflation rate as measured by the Consumer Price Index for the 12-month period ended as of the most recent month prior to the advertisement’s publication. The illustrated income tax rate may include any federal income tax rate applicable to individuals at the time the advertisement is published. Any such advertisement will indicate that, unlike bank CD’s, an investment in the Fund is not insured nor is there any guarantee that the Fund’s net asset value or any stated rate of return will remain constant.

An example of a typical calculation included in such advertisements is as follows: the after-tax and inflation-adjusted earnings on a bank CD, assuming a $10,000 investment in a six-month bank CD with an annual interest rate of 6.07% (average six-month CD rate for the month of December,
1999, as reported in the Federal Reserve Bulletin) and an inflation rate of 2.7%
(rate of inflation for the 12-month period ended December 31, 1999 as measured by the Consumer Price Index) and an income tax bracket of 28% would be $(84).

<PRE>
($10,000 x 6.07%) / 2 = $304 Interest for six-month period
                      -   85 Federal income taxes (28%)
                      -  135 Inflation's impact on invested principal
                             ($10,000 x 2.7%) / 2
                       ------
                       ($84) After-tax, inflation-adjusted earnings
</PRE>
<H1 ALIGN=LEFT>TAX TREATMENT, DIVIDENDS AND DISTRIBUTIONS</H1>

It is the policy of each Portfolio to distribute substantially all net investment income and net realized gains. Through such distributions, and by satisfying certain other requirements, the Fund intends to qualify each portfolio for the tax treatment accorded to regulated investment companies under the applicable provisions of the Internal Revenue Code. This means that in each year in which a Portfolio so qualifies, it will be exempt from federal income tax upon the amount so distributed to investors. The Tax Reform Act of 1986 imposed an excise tax on mutual funds that fail to distribute net investment income and capital gains by the end of the calendar year in accordance with the provisions of the Act. Each Portfolio intends to comply with the Act’s requirements and to avoid this excise tax.

Distributions from the International Emerging Markets Portfolio,
International Securities Portfolio, International SmallCap Portfolio and
Mortgage-Backed Securities Portfolio will generally not be eligible for the 70%
corporate dividends received deduction. All taxable dividends and capital gains are taxable in the year in which distributed, whether received in cash or reinvested in additional shares. Dividends declared with a record date in
December and paid in January will be deemed to have been distributed to shareholders in December. Each Portfolio will inform its shareholders of the amount and nature of their taxable income dividends and capital gain distributions. Dividends from a Portfolio’s net income and distributions of capital gains, if any, may also be subject to state and local taxation.

As previously discussed, a Portfolio may invest in futures contracts or options thereon, index options or options traded on qualified exchanges. For federal income tax purposes, capital gains and losses on futures contracts or options thereon, index options or options traded on qualified exchanges are generally treated as 60% long-term and 40% short-term. In addition, a Portfolio must recognize any unrealized gains and losses on such positions held at the end of the fiscal year. A Portfolio may elect out of such tax treatment, however, for a futures or options position that is part of an “identified mixed straddle” such as a put option purchased with respect to a portfolio security. Gains and losses on futures and options included in an identified mixed straddle will be considered 100% short-term and unrealized gain or loss on such positions will not be realized at year end. The straddle provisions of the Code may require the deferral of realized losses to the extent that a Portfolio has unrealized gains in certain offsetting positions at the end of the fiscal year, and may also require recharacterization of all or a part of losses on certain offsetting positions from short-term to long-term, as well as adjustment of the holding periods of straddle positions.

Each Portfolio is required by law under certain circumstances to withhold 31% of dividends paid to investors who do not furnish their correct taxpayer identification number (in the case of individuals, their social security number).

Shareholders should consult their own tax advisors as to the federal, state and local tax consequences of ownership of shares of the Portfolios in their particular circumstances.

<H2 ALIGN=LEFT><U><U><U>Special Tax Considerations</U></U></U><U><U></U></U></H2>

<H2 ALIGN=LEFT><U><U><U>International Emerging Markets Portfolio,
International Securities Portfolio and International SmallCap Portfolio</U></U></U><U><U></U></U></H2>

When at the close of a fiscal year more than 50% of the value of a Portfolio’s total assets are invested in securities of foreign corporations, the Fund may elect pursuant to Section 853 of the Code to permit its Shareholders to take a credit (or a deduction) for foreign income taxes paid by the Portfolio. In that case, Shareholders should include in their report of gross income in their federal income tax returns both cash dividends received from the Portfolio and also the amount which the Portfolio advises is their pro rata portion of foreign income taxes paid with respect to, or withheld from, dividends and interest paid to the Portfolio from its foreign investments. Shareholders would then be entitled to subtract from their federal income taxes the amount of such taxes withheld, or treat such foreign taxes as a deduction from gross income, if that should be more advantageous. As in the case of individuals receiving income directly from foreign sources, the above-described tax credit or tax deduction is subject to certain limitations. Shareholders or prospective shareholders should consult their tax advisors on how these provisions apply to them.

<H1 ALIGN=LEFT>FINANCIAL STATEMENTS</H1>

The financial statements of the Fund for the year ended December
31, 1999 appearing in the Annual Report to Shareholders and the report thereon of Ernst & Young LLP, independent auditors, appearing therein are incorporated by reference in this Statement of Additional Information. The Annual Report will be furnished without charge, to investors who request copies of the Statement of Additional Information.
</BODY>
</HTML>

                           PART C. OTHER INFORMATION

Item 23.  Exhibits.
--------  ---------

     (a)  (1)       Articles of Amendment and Restatement (filed 4/12/96)
          (2)       Articles of Amendment  (filed 9/12/97)

     (b)            By-laws*

     (d)  (1)       Management Agreement (filed 9/12/97)
          (2)       Sub-Advisory Agreement (filed 9/12/97)

     (e)  (1)       Distribution Agreement (filed 9/12/97)
          (2)       Selling Agreement (filed 9/12/97)

     (f)            N/A

     (g)  (1)       Domestic Custodian Agreement (filed 4/12/96)
          (2)       Global Custodian Agreement (filed 4/12/96)

     (h)  (2)       Investment Service Agreement (filed 9/12/97)

     (i)            Legal Opinion (filed 4/12/96)

     (j)            Consents of Auditors*

     (k)            Financial Statements included in this Registration
                    Statement:

          (1)       Part A:

                    Financial Highlights for each of the five years in the period ended December 31, 1999 for International Securities and Mortgage-Backed Securities Portfolios.

                    Financial Highlights for each of the two years ended December 31, 1999 and for the period from November 26, 1997 through December 31, 1997 for International Emerging Markets and International SmallCap Portfolios.

          (2)       Part B:

                    None

          (3) Annual Report to Shareholders filed under Rule N-30D-1 on February 11, 2000***

     (l)            Initial Capital Agreement (filed 4/12/96)

     (m)            N/A

     (n)            Financial Data Schedule

          (1)       International Emerging Markets Portfolio*
          (2)       International Securities Portfolio*
          (3)       International SmallCap Portfolio*
          (4)       Mortgage-Backed Securities Portfolio*

     (o)            N/A

     (p)            Code of Ethics

          (1)       Principal Management Corporation*
          (2)       Invista Capital Management*

*    Filed herein.
**   To be filed by amendment.
***  Incorporated herein by reference.


Item 24.  Persons Controlled by or Under Common Control with Registrant

          Principal   Financial   Services,   Inc.  (an  Iowa   corporation)  an
          intermediate holding company organized pursuant to Section 512A.14 of the Iowa Code.

          Subsidiaries   wholly-owned  by  Principal   Financial  Services, Inc.

          a. Principal Life Insurance Company (an Iowa corporation) a life group, pension and individual insurance company.

          b. Princor Financial Services Corporation (an Iowa Corporation) a registered broker-dealer.

          c.   PFG Do Brasil LTDA (Brazil) a Brazilian holding company.

          d. Principal Financial Services (Australia), Inc. (an Iowa holding company) formed to facilitate the acquisition of the Australian business of BT Australia.

          e. Principal Financial Services (NZ), Inc. (an Iowa holding company) formed to facilitate the acquisition of the New Zealand business of BT Australia.

          f. Principal Capital Management (Singapore) Limited (a Singapore asset management company).

          g. Principal Capital Management (Europe) Limited a fund management company.

          h. Principal Capital Management (Ireland) Limited a fund management company.

          i.   Principal Financial Group Investments (Australia) Pty Limited.

          Subsidiary wholly-owned by Princor Financial Services Corporation:

          a.   Principal   Management   Corporation  (an  Iowa   Corporation)  a
               registered investment advisor.

          Subsidiary wholly-owned by PFG Do Brasil LTDA

          a.   Brasilprev    Previdencia   Privada    S.A.(Brazil)   a   pension
               administration company.

          Subsidiary wholly-owned by Principal Financial Services (Australia),
          Inc.:

          a. Principal Financial Group (Australia) Holdings Pty Ltd. an Australian holding company organized in connection with the contemplated acquisition of BT Australia Funds Management.

          Subsidiary wholly-owned by Principal Financial Group (Australia) Holdings Pty Ltd:

          a.   Principal  Financial  Group  (Australia)  Pty Ltd.  an  Australia
               holding   company   organized  on  connection  the   contemplated
               acquisition of BT Australia Funds Management.

          Subsidiary  wholly-owned by Principal  Financial Group (Australia) Pty
          Ltd:

          a. BT International (Australia) Limited (an Australian holding company).

          Subsidiary wholly-owned by BT Investment (Australia) Limited:

          a.   Bankers Trust Australia Limited (an Australian holding company).

          Subsidiary wholly-owned by Bankers Trust Australia Limited:

          a.   BT Financial Group Limited an asset management company.

          Subsidiaries wholly-owned by BT Financial Group Limited:

          a. BT Life Limited a commercial and investment linked life insurance company.

          b. BT Funds Management Limited (an Australian financial services company).

          c.   BT  Funds  Management   (International)  Limited  (an  Australian
               financial services company).

          d.   BT  Securities   Limited  (an   Australian   financial   services
               company).

          e. BT (Queensland) Pty Limited (an Australian financial services company).

          f. BT Portfolio Services Pty Limited (an Australian financial services company).

          g. BT Australia Corporate Services Pty Limited a holding company.

          h.   Oniston Pty Ltd (an Australian financial services company).

          i.   QV1 Pty Limited

          Subsidiaries wholly-owned by BT Portfolio Services Limited:

          a. BT Custodial Services Pty Ltd (an Australian financial services company).

          b. National Registry Services Pty Ltd. (an Australian financial services company).

          c. National Registry Services (WA) Pty Limited (an Australian financial services company).

          d. BT Finance & Investments Pty Ltd (an Australian financial services company).

          Subsidiaries organized and wholly-owned by BT Australia Corporate Services Pty Limited:

          a. BT Finance Pty Limited (an Australian financial services company).

          b. Chifley Services Pty Limited (an Australian financial services company).

          c.   BT  Nominees  Pty  Limited  (an  Australian   financial  services
               company).

          Subsidiary organized and wholly-owned by BT Funds Management Limited:

          a. BT Tactical Asset Management Limited (an Australian financial services company).

          Subsidiary organized and wholly-owned by Principal  Financial Services
          (NZ), Inc.

          a.   BT Financial Group (NZ) Limited (a New Zealand holding company).

          b.   BT Hotel Group Pty Limited

          c. BT Custodians Limited a manager and trustee of various unit trusts.

          d.   Dellarak Pty Limited a trustee company.

          Subsidiary  organized and  wholly-owned  by BT Financial Group (NZ)
          Limited:

          a. BT Portfolio Service (NZ) Limited (a New Zealand financial services company).

          b. BT New Zealand Nominees Limited (a New Zealand financial services company).

          c. BT Funds Management (NZ) Limited (a New Zealand financial services company).

          Subsidiary organized and wholly-owned by Principal Financial Group Investments (Australia) Pty Limited:

          a.   Principal Hotels Holdings Pty Ltd. a holding company.

          Subsidiary organized and wholly-owned by Principal Hotels Holdings Pty Ltd.:

          a.   Principal Hotels Australia Pty Ltd. a holding company.

          Subsidiary organized and wholly-owned by Principal Hotels Australia Pty Ltd.:

          a.   BT Hotel Limited

          Principal Life Insurance Company sponsored the organization of the following mutual funds, some of which it controls by virtue of owning voting securities:

               Principal Balanced Fund, Inc.(a Maryland Corporation) 0.15% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on January 31, 2000.

               Principal Blue Chip Fund, Inc.(a Maryland Corporation) 0.80% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on January 31, 2000.

               Principal Bond Fund, Inc.(a Maryland Corporation) 0.67% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on January 31, 2000.

               Principal Capital Value Fund, Inc. (a Maryland Corporation) 24.72% of outstanding shares owned by Principal Life Insurance Company (including subsidiaries and affiliates)on January 31, 2000.

               Principal Cash Management Fund, Inc. (a Maryland Corporation) 5.73% of outstanding shares owned by Principal Life Insurance Company (including subsidiaries and affiliates) on January 31, 2000.

               Principal Government Securities Income Fund, Inc. (a Maryland Corporation) 0.03% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on January 31, 2000.

               Principal Growth Fund, Inc. (a Maryland Corporation) 0.37% of outstanding shares owned by Principal Life Insurance Company (including subsidiaries and affiliates) on January 31, 2000.

               Principal High Yield Fund, Inc. (a Maryland Corporation) 7.80% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on January 31, 2000.

               Principal International Emerging Markets Fund, Inc. (a Maryland Corporation) 34.31% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on January 31, 2000.

               Principal International Fund, Inc. (a Maryland Corporation) 24.74% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on January 31, 2000.

               Principal International SmallCap Fund, Inc. (a Maryland Corporation) 31.00% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on January 31, 2000.

               Principal Limited Term Bond Fund, Inc. (a Maryland Corporation) 21.85% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on January 31, 2000.

               Principal LargeCap Stock Index Fund, Inc. (a Maryland Corporation) 100.00% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on January 31, 2000.

               Principal MidCap Fund, Inc. (a Maryland Corporation) 0.79% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on January 31, 2000

               Principal Partners Aggressive Growth Fund, Inc.(a Maryland Corporation) 12.91% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on January 31, 2000

               Principal Partners LargeCap Growth Fund, Inc.(a Maryland Corporation) 100.00% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on January 31, 2000

               Principal Partners MidCap Growth Fund, Inc.(a Maryland Corporation) 100.00% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on January 31, 2000

               Principal Real Estate Fund, Inc. (a Maryland Corporation) 62.40% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on January 31, 2000

               Principal SmallCap Fund, Inc.(a Maryland Corporation) 13.73% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on January 31, 2000.

               Principal Special Markets Fund, Inc. (a Maryland Corporation) 83.47% of shares outstanding of the International Emerging Markets Portfolio, 43.49% of the shares outstanding of the International Securities Portfolio, 98.66% of shares outstanding of the International SmallCap Portfolio and 100% of the shares outstanding of the Mortgage-Backed Securities Portfolio were owned by Principal Life Insurance Company (including subsidiaries and affiliates) on January 31, 2000

               Principal Tax-Exempt Bond Fund, Inc. (a Maryland Corporation) 0.05% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on January 31, 2000.

               Principal Utilities Fund, Inc. (a Maryland Corporation) 0.27% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on January 31, 2000.

               Principal Variable Contracts Fund, Inc. (a Maryland Corporation) 100% of shares outstanding of the following Accounts owned by Principal Life Insurance Company and its Separate Accounts on January 31, 2000: Aggressive Growth, Asset Allocation, Balanced, Blue Chip, Bond, Capital Value, Government Securities, Growth, High Yield, International, International SmallCap, LargeCap Growth, MicroCap, MidCap, MidCap Growth, MidCap Value, Money Market, Real Estate, SmallCap, SmallCap Growth, SmallCap Value Stock Index 500, and Utilities.

          Subsidiaries  organized and  wholly-owned  by Principal Life Insurance
          Company:

          a. Principal Holding Company (an Iowa Corporation) a holding company wholly-owned by Principal Life Insurance Company.

          b. PT Asuransi Jiwa Principal Indonesia (an Indonesia Corporation) a life insuranced corporation which offers group and individual products.

          c. Principal Development Investors, LLC (a Delaware Corporation) a limited liability company engaged in acquiring and improving real property through development and redevelopment.

          d. Principal Capital Management, LLC (a Delaware Corporation) a limited liability company that provides investment management services.

          e. Principal Net Lease Investors, LLC (a Delaware Corporation) a limited liability company which operates as a buyer and seller of net leased investments.

          Subsidiaries wholly-owned by Principal Capital Management, LLC:

          a. Principal Structured Investments, LLC (a Delaware Corporation) a limited liability company that provides product development administration, marketing and asset management services associated with stable value products together with other related institutional financial services including derivatives, asset-liability management, fixed income investment management and ancillary money management products.

          b. Principal Enterprise Capital, LLC (a Delaware Corporation) a company engaged in the operation of nonresidential buildings.

          c. Principal Commercial Acceptance, LLC (a Delaware Corporation) a limited liability company involved in purchasing, managing and selling commercial real estate assets in the secondary market.

          d. Principal Real Estate Investors, LLC (a Delaware Corporation) a registered investment advisor.

          e. Principal Commercial Funding, LLC (a Delaware Corporation) a correspondent lender and service provider for loans.

          f. Principal Real Estate Services, LLC (a Delaware Corporation) a limited liability company which acts as a property manager and real estate service provider.

          Subsidiaries wholly-owned by Principal Holding Company:

          a. Principal Bank (a Federal Corporation) a Federally chartered direct delivery savings bank.

          b. Patrician Associates, Inc. (a California Corporation) a real estate development company.

          c. Petula Associates, Ltd. (an Iowa Corporation) a real estate development company.

          d. Principal Development Associates, Inc. (a California Corporation) a real estate development company.

          e. Principal Spectrum Associates, Inc. (a California Corporation) a real estate development company.

          f. Principal FC, Ltd. (an Iowa Corporation) a limited purpose investment corporation.

          g. Equity FC, Ltd. (an Iowa Corporation) engaged in investment transactions including limited partnership and limited liability companies.

          h.   HealthRisk   Resource  Group,   Inc.  (an  Iowa   Corporation)  a
               management services organization.

          i.   Invista  Capital   Management,   LLC  (an  Iowa   Corporation)  a
               registered investment adviser.

          j. Principal Residential Mortgage, Inc. (an Iowa Corporation) a residential mortgage loan broker.

          k. Principal Asset Markets, Inc. (an Iowa Corporation) a residential mortgage loan broker.

          l. Principal Portfolio Services, Inc. (an Iowa Corporation) a mortgage due diligence company.

          m. The Admar Group, Inc. (a Florida Corporation) a national managed care service organization that develops and manages preferred provider organizations.

          n. The Principal Financial Group, Inc. (a Delaware corporation) a general business corporation established in connection with the new corporate identity. It is not currently active.

          o. Principal Product Network, Inc. (a Delaware corporation) an insurance broker.

          p. Principal Health Care, Inc. (an Iowa Corporation) a developer and administrator of managed care systems.

          q.   Dental-Net,  Inc.  (an Arizona  Corporation)  holding  company of
               Employers  Dental  Services;   a  managed  dental  care  services
               organization. HMO and dental group practice.

          r. Principal Financial Advisors, Inc. (an Iowa Corporation) a registered investment advisor.

          s.   Delaware  Charter  Guarantee  &  Trust  Company,   d/b/a  Trustar
               Retirement Services (a Delaware Corporation) a nondepository trust company.

          t. Professional Pensions, Inc. (a Connecticut Corporation) a corporation engaged in sales, marketing and administration of group insurance plans and serves as a record keeper and third party administrator for various clients' defined contribution plans.

          u. Principal Investors Corporation (a New Jersey Corporation) a registered broker-dealer with the Securities Exchange Commission. It is not currently active.

          v. Principal International, Inc. (an Iowa Corporation) a company formed for the purpose of international business development.

          Subsidiaries organized and wholly-owned by PT Asuransi Jiwa Principal Indonesia:

          a.   PT Jasa Principal Indonesia a defined benefit pension company.

          b. PT Principal Capital Management Indonesia a fund management company.

          Subsidiary wholly-owned by Invista Capital Management, LLC:

          a.   Principal  Capital - Invista  Trust.  (a Delaware  Corporation) a
               business   trust  and   private   investment   company   offering
               non-registered units, initially, to tax-exempt entities.

         Subsidiary wholly-owned by Principal Residential Mortgage, Inc.:

          a. Principal Wholesale Mortgage, Inc. (an Iowa Corporation) a brokerage and servicer of residential mortgages.

          b. Principal Mortgage Reinsurance Company (a Vermont corporation) a mortgage reinsurance company.

          Subsidiaries wholly-owned by The Admar Group, Inc.:

          a. Admar Corporation (a California Corporation) a managed care services organization.

          Subsidiaries wholly-owned by Dental-Net, Inc.

          a. Employers Dental Services, Inc. (an Arizona corporation) a prepaid dental plan organization.

          Subsidiaries wholly-owned by Professional Pensions, Inc.:

          a. Benefit Fiduciary Corporation (a Rhode Island corporation) serves as a corporate trustee for retirement trusts.

          b. PPI Employee Benefits Corporation (a Connecticut corporation) a registered broker-dealer pursuant to Section 15(b) of the Securities Exchange Act an a member of the National Association of Securities Dealers (NASD), limited to the sale of open-end mutual funds and variable insurance products.

          c. Boston Insurance Trust, Inc. (a Massachusetts corporation) authorized by charter to serve as a trustee in connection with multiple-employer group life insurance trusts or arrangements, and to generally participate in the administration of insurance trusts.

          Subsidiaries wholly-owned by Principal International, Inc.:

          a.   Principal  International Espana, S.A. de Seguros de Vida (a Spain
               Corporation)  a  life  insurance  company   (individual   group),
               annuities and pension.

          b.   Zao Principal International (a Russia Corporation) inactive.

          c. Principal International Argentina, S.A. (an Argentina services corporation).

          d. Principal Asset Management Company (Asia) Ltd. (Hong Kong) a corporation which manages pension funds.

          e. Principal International Asia Limited (a Hong Kong Corporation) a corporation operating as a regional headquarters for Asia.

          f. Principal Insurance Company (Hong Kong) Limited (a Hong Kong Corporation) group life and group pension products.

          g.   Principal Trust Company (Asia) Limited (an Asia trust company).

          h. Principal International de Chile, S.A. (a Chile Corporation) a holding company.

          i. Principal Mexico Compania de Seguros, S.A. de C.V. (a Mexico Corporation) a life insurance company (individual and group), personal accidents.

          j. Principal Pensiones, S.A. de C.V. (a Mexico Corporation) a single premium annuity.

          k. Principal Afore, S.A. de C.V. (a Mexico Corporation), a pension administration company.

          l.   Principal   Consulting   (India)   Private   Limited   (an  India
               corporation) an India consulting company.

          Subsidiary wholly-owned by Principal International Espana, S.A. de Seguros de Vida:

          a. Princor International Espana Sociedad Anonima de Agencia de Seguros (a Spain Corporation) an insurance agency.

          Subsidiary wholly-owned by Principal International (Asia) Limited (Hong Kong):

          a. BT Funds Management (Asia) Limited (Hong Kong)(a Hong Kong Corporation) an asset management company.

          Subsidiaries wholly-owned by Principal International Argentina, S.A.:

          a.   Principal  Retiro  Compania  de  Seguros  de  Retiro,   S.A.  (an
               Argentina Corporation) an individual annuity/employee benefit company.

          b.   Principal   Life   Compania  de  Seguros,   S.A.  (an   Argentina
               Corporation) a life insurance company.

          Subsidiary wholly-owned by Principal International de Chile, S.A.:

          a. Principal Compania de Seguros de Vida Chile S.A. (a Chile Corporation) life insurance and annuity company.

          Subsidiary wholly-owned by Principal Compania de Seguros de Vida Chile
          S.A.:

          a.   Andueza  &  Principal   Creditos   Hipotecarios   S.A.  (a  Chile
               Corporation) a residential mortgage company.

          Subsidiary wholly-owned by Principal Afore, S.A. de C.V.:

          a. Siefore Principal, S.A. de C.V. (a Mexico Corporation) an investment fund company.

Item 25.       Indemnification

     Under Section 2-418 of the Maryland General Corporation Law, with respect to any proceedings against a present or former director, officer, agent or employee (a "corporate representative") of the Registrant, the Registrant may indemnify the corporate representative against judgments, fines, penalties, and amounts paid in settlement, and against expenses, including attorneys' fees, if such expenses were actually incurred by the corporate representative in connection with the proceeding, unless it is established that:

        (i) The act or omission of the corporate representative was material to the matter giving rise to the proceeding; and

               1.    Was committed in bad faith; or

               2.    Was the result of active and deliberate dishonesty; or

       (ii)    The  corporate   representative  actually  received  an  improper
               personal benefit in money, property, or services; or

      (iii)    In  the  case  of  any   criminal   proceeding,   the   corporate
               representative had reasonable cause to believe that the act or omission was unlawful.

     If a proceeding is brought by or on behalf of the Registrant, however, the Registrant may not indemnify a corporate representative who has been adjudged to be liable to the Registrant. Under the Registrant's Articles of Incorporation and Bylaws, directors and officers of Registrant are entitled to indemnification by the Registrant to the fullest extent permitted under Maryland law and the Investment Company Act of 1940. Reference is made to Article VI, Section 7 of the Registrant's Articles of Incorporation, Article 12 of Registrant's Bylaws and Section 2-418 of the Maryland General Corporation Law.

     The Registrant has agreed to indemnify, defend and hold the Distributor, its officers and directors, and any person who controls the Distributor within the meaning of Section 15 of the Securities Act of 1933, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the Distributor, its officers, directors or any such controlling person may incur under the Securities Act of 1933, or under common law or otherwise, arising out of or based upon any untrue statement of a material fact contained in the Registrant's registration statement or prospectus or arising out of or based upon any alleged omission to state a material fact required to be stated in either thereof or necessary to make the statements in either thereof not misleading, except insofar as such claims, demands, liabilities or expenses arise out of or are based upon any such untrue statement or omission made in conformity with information furnished in writing by the Distributor to the Registrant for use in the Registrant's registration statement or prospectus: provided, however, that this indemnity agreement, to the extent that it might require indemnity of any person who is also an officer or director of the Registrant or who controls the Registrant within the meaning of Section 15 of the Securities Act of 1933, shall not inure to the benefit of such officer, director or controlling person unless a court of competent jurisdiction shall determine, or it shall have been determined by controlling precedent that such result would not be against public policy as expressed in the Securities Act of 1933, and further provided, that in no event shall anything contained herein be so construed as to protect the Distributor against any liability to the Registrant or to its security holders to which the Distributor would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of its duties, or by reason of its reckless disregard of its obligations under this Agreement. The Registrant's agreement to indemnify the Distributor, its officers and directors and any such controlling person as aforesaid is expressly conditioned upon the Registrant being promptly notified of any action brought against the Distributor, its officers or directors, or any such controlling person, such notification to be given by letter or telegram addressed to the Registrant.


Item 26.  Business or Other Connection of Investment Adviser

     A complete list of the officers and directors of the investment adviser, Principal Management Corporation, are set out below. This list includes some of the same people (designated by an *), who are serving as officers and directors of the Registrant. For these people the information as set out in the Statement of Additional Information (See Part B) under the caption "Directors and Officers of the Fund" is incorporated by reference.

   John E. Aschenbrenner        Principal         Executive Vice President
   Director                     Financial Group   Principal Life Insurance
                                                  Company

   Craig R. Barnes              Same              President & Chief Executive
   Vice President                                 Officer, Invista Capital
                                                  Management LLC

  *Craig L. Bassett             Same              See Part B
   Treasurer

  *Michael J. Beer              Same              See Part B
   Executive Vice President

   David J. Drury               Same              Chairman of the Board
   Director                                       Principal Life
                                                  Insurance Company

  *Ralph C. Eucher              Same              See Part B
   President and Director

  *Arthur S. Filean             Same              See Part B
   Vice President

   Dennis P. Francis            Same              Senior Vice President
   Director                                       Principal Life
                                                  Insurance Company

   Paul N. Germain              Same              Vice President -
   Vice President -                               Mutual Fund Operations
   Mutual Fund Operations                         Princor Financial Services
                                                  Corporation

  *Ernest H. Gillum             Same              See Part B
   Vice President - Compliance
   & Product Development

   Thomas J. Graf               Same              Senior Vice President
   Director                                       Principal Life
                                                  Insurance Company

  *J. Barry Griswell            Same              See Part B
   Chairman of the Board
   and Director

   Joyce N. Hoffman             Same              Vice President and
   Vice President and                             Corporate Secretary
   Corporate Secretary                            Principal Life
                                                  Insurance Company

   Ellen Z. Lamale              Same              Senior Vice President &
   Director                                       Chief Actuary Principal Life
                                                  Insurance Company

   Julia M. Lawler              Same              Vice President
   Director                                       Principal Life Insurance
                                                  Company

   Richard L. Prey              Same              Senior Vice President
   Director                                       Principal Life Insurance
                                                  Company

   Layne A. Rasmussen           Same              Controller
   Controller -                                   Princor Financial Services
   Mutual Funds                                   Corporation

   Elizabeth R. Ring            Same              Controller- Broker Dealer
   Controller                                     Operations
                                                  Princor Financial Services
                                                  Corporation

  *Michael D. Roughton          Same              See Part B
   Counsel

   Jean B. Schustek             Same              Product Compliance Officer -
   Product Compliance Officer -                   Princor Financial Services
   Registered Products                            Corporation

     Principal Management Corporation serves as investment adviser and dividend disbursing and transfer agent for, Principal Balanced Fund, Inc., Principal Blue Chip Fund, Inc., Principal Bond Fund, Inc., Principal Capital Value Fund, Inc., Principal Cash Management Fund, Inc., Principal Government Securities Income Fund, Inc., Principal Growth Fund, Inc., Principal High Yield Fund, Inc., Principal International Emerging Markets Fund, Inc., Principal International Fund, Inc., Principal International SmallCap Fund, Inc., Principal LargeCap Stock Index Fund, Inc., Principal Limited Term Bond Fund, Inc., Principal MidCap Fund, Inc., Principal Partners Aggressive Growth Fund, Inc., Principal Partners LargeCap Growth Fund, Inc., Principal Partners MidCap Growth Fund, Inc., Principal Real Estate Fund, Inc., Principal SmallCap Fund, Inc., Principal
Special Markets Fund, Inc., Principal Tax-Exempt Bond Fund, Inc., Principal Utilities Fund, Inc., Principal Variable Contracts Fund, Inc. - funds sponsored by Principal Life Insurance Company.

Item 27.       Principal Underwriters

     (a) Princor Financial Services Corporation, principal underwriter for Registrant, acts as principal underwriter for, Principal Balanced Fund, Inc., Principal Blue Chip Fund, Inc., Principal Bond Fund, Inc., Principal Capital Value Fund, Inc., Principal Cash Management Fund, Inc., Principal Government Securities Income Fund, Inc., Principal Growth Fund, Inc., Principal High Yield Fund, Inc., Principal International Emerging Markets Fund, Inc., Principal International Fund, Inc., Principal International SmallCap Fund, Inc., Principal LargeCap Stock Index Fund, Inc., Principal Limited Term Bond Fund, Inc., Principal MidCap Fund, Inc., Principal Partners Aggressive Growth Fund, Inc., Principal Partners LargeCap Growth Fund, Inc., Principal Partners MidCap Growth Fund, Inc., Principal Real Estate Fund, Inc., Principal SmallCap Fund, Inc., Principal Special Markets Fund, Inc., Principal Tax-Exempt Bond Fund, Inc., Principal Utilities Fund, Inc., Principal Variable Contracts Fund, Inc. and for variable annuity contracts participating in Principal Life Insurance Company Separate Account B, a registered unit investment trust for retirement plans adopted by public school systems or certain tax-exempt organizations pursuant to
Section  403(b) of the Internal  Revenue  Code,  Section 457  retirement  plans,
Section 401(a) retirement plans, certain non- qualified deferred compensation plans and Individual Retirement Annuity Plans adopted pursuant to Section 408 of the Internal Revenue Code, and for variable life insurance contracts issued by Principal Life Insurance Company Variable Life Separate Account, a registered unit investment trust.

     (b)      (1)                 (2)                            (3)
                               Positions
                               and offices                    Positions and
  Name and principal           with principal                 offices with
  business address             underwriter                    registrant

  John E. Aschenbrenner        Director                      Director
  Principal
  Financial Group
  Des Moines, IA  50392

  Robert W. Baehr              Marketing Services            None
  Principal                    Officer
  Financial Group
  Des Moines, IA 50392

  Craig L. Bassett             Treasurer                     Treasurer
  Principal
  Financial Group
  Des Moines, IA 50392

  Michael J. Beer              Executive Vice President      Financial Officer
  Principal
  Financial Group
  Des Moines, IA 50392

  Jerald L. Bogart             Insurance License Officer     None
  Principal
  Financial Group
  Des Moines, IA 50392

  David J. Drury               Director                      None
  Principal
  Financial Group
  Des Moines, IA 50392

  Ralph C. Eucher              Director and                  President and
  Principal                    President                     Director
  Financial Group
  Des Moines, IA  50392

  Arthur S. Filean             Vice President                Vice President and
  Principal                                                  Secretary
  Financial Group
  Des Moines, IA 50392

  Dennis P. Francis            Director                      None
  Principal
  Financial Group
  Des Moines, IA 50392

  Paul N. Germain              Vice President-               None
  Principal                    Mutual Fund Operations
  Financial Group
  Des Moines, IA 50392

  Ernest H. Gillum             Vice President-               Assistant Vice
  Principal                    Compliance and Product        President
  Financial Group              Development
  Des Moines, IA 50392

  Thomas J. Graf               Director                      None
  Principal
  Financial Group
  Des Moines, IA 50392

  J. Barry Griswell            Director and                  Director and
  Principal                    Chairman of the               Chairman of the
  Financial Group              Board                         Board
  Des Moines, IA 50392

  Susan R. Haupts              Marketing Officer             None
  Principal
  Financial Group
  Des Moines, IA 50392

  Joyce N. Hoffman             Vice President and            None
  Principal                    Corporate Secretary
  Financial Group
  Des Moines, IA 50392

  Kraig L. Kuhlers             Marketing Officer             None
  Principal
  Financial Group
  Des Moines, IA 50392

  Ellen Z. Lamale              Director                      None
  Principal
  Financial Group
  Des Moines, IA  50392

  Julia M. Lawler              Director                      None
  Principal
  Financial Group
  Des Moines, IA  50392

  John R. Lepley               Senior Vice                   None
  Principal                    President - Marketing
  Financial Group              and Distribution
  Des Moines, IA 50392

  Gregg R. Narber              Director                      None
  Principal
  Financial Group
  Des Moines, IA 50392

  Kelly A. Paul                Systems & Technology          None
  Principal                    Officer
  Financial Group
  Des Moines, IA 50392

  Elise M. Pilkington          Assistant Director -          None
  Principal                    Retirement Consulting
  Financial Group
  Des Moines, IA  50392

  Richard L. Prey              Director                      None
  Principal
  Financial Group
  Des Moines, IA  50392

  Layne A. Rasmussen           Controller-Mutual Funds       None
  Principal
  Financial Group
  Des Moines, IA 50392

  Martin R. Richardson         Operations Officer-           None
  Principal                    Broker/Dealer Services
  Financial Group
  Des Moines, IA  50392

  Elizabeth R. Ring            Controller                    None
  Principal
  Financial Group
  Des Moines, IA 50392

  Michael D. Roughton          Counsel                       Counsel
  Principal
  Financial Group
  Des Moines, IA 50392

  Jean B. Schustek             Product Compliance Officer-   None
  Principal                    Registered Products
  Financial Group
  Des Moines, IA 50392

  Kyle R. Selberg              Vice President-               None
  Principal                    Marketing
  Financial Group
  Des Moines, IA 50392

  Minoo Spellerberg            Compliance Officer            None
  Principal
  Financial Group
  Des Moines, IA  50392

               (c)    Inapplicable.


Item 28.       Location of Accounts and Records

     All accounts, books or other documents of the Registrant are located at the offices of the Registrant and its Investment Adviser in the Principal Life Insurance Company home office building, The Principal Financial Group, Des Moines, Iowa 50392.

Item 29.       Management Services

               Inapplicable.

Item 30.       Undertakings

               Indemnification

     Reference is made to Item 27 above, which discusses circumstances under which directors and officers of the Registrant shall be indemnified by the Registrant against certain liabilities and expenses incurred by them by reason of being a director or officer of the Registrant.

     Notwithstanding the provisions of Registrant's Articles of Incorporation and Bylaws, the Registrant hereby makes the following undertaking:

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant, in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person of the Registrant, in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue

               Shareholder Communications

     Registrant hereby undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors when requested in writing to do so by the holders of at least 10% of the Registrant's outstanding shares of common stock and in connection with such meeting to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications

               Delivery of Annual Report to Shareholders

     The registrant hereby undertakes to furnish each person to whom a prospectus is delivered a copy of the registrant's latest annual report to shareholders, upon request and without charge.


                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Des Moines and State of Iowa, on the 22nd day of March, 2000.


                             PRINCIPAL SPECIAL MARKETS FUND, INC.

                                       (Registrant)



                             By          /s/ R. C. Eucher
                                --------------------------------------
                                 R. C. Eucher
                                 President and Director


Attest:


/s/ A. S. Filean
--------------------------------------
A. S. Filean
Vice President and Secretary

Pursuant to the requirement of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

       Signature                         Title                          Date



/s/ R. C. Eucher
_____________________________      President and Director              3/22/2000
R. C. Eucher                       (Principal Executive Officer)      __________



   (J. B. Griswell)*
_____________________________      Director and                        3/22/2000
J. B. Griswell                     Chairman of the Board              __________


/s/ M. J. Beer
_____________________________      Executive Vice President and        3/22/2000
M. J. Beer                         Financial Officer (Principal       __________
                                   Financial and Accounting Officer)

   (J. D. Davis)*
_____________________________      Director                            3/22/2000
J. D. Davis                                                           __________


   (P. A. Ferguson)*
_____________________________      Director                            3/22/2000
P. A. Ferguson                                                        __________


   (B. A. Lukavsky)*
_____________________________      Director                            3/22/2000
B. A. Lukavsky                                                        __________

                                        *By   /s/R. C. Eucher
                                           _____________________________________
                                           R. C. Eucher
                                           President and Director


                                           Pursuant to Powers of Attorney
                                           Previously Filed or Included